================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES
                  Investment Company Act file number 811-08727

                   SunAmerica Senior Floating Rate Fund, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  John T. Genoy
                              Senior Vice President
                        SunAmerica Asset Management, LLC
                   Harborside 5, 185 Hudson Street, Suite 3300
                              Jersey City, NJ 07311
                   -------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31
Date of reporting period: December 31, 2017

================================================================================

Item 1. Reports to Stockholders

                                                             ANNUAL REPORT 2017

AIG
Senior Floating
Rate Fund

                                    [GRAPHIC]





[LOGO]

                                 aig.com/funds

                        Table of Contents


          SHAREHOLDERS' LETTER....................................   2
          EXPENSE EXAMPLE.........................................   4
          STATEMENT OF ASSETS AND LIABILITIES.....................   6
          STATEMENT OF OPERATIONS.................................   7
          STATEMENT OF CHANGES IN NET ASSETS......................   8
          FINANCIAL HIGHLIGHTS....................................   9
          PORTFOLIO OF INVESTMENTS................................  10
          NOTES TO FINANCIAL STATEMENTS...........................  22
          REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.  34
          DIRECTORS AND OFFICERS INFORMATION......................  35
          SHAREHOLDER TAX INFORMATION.............................  38
          COMPARISON: FUND vs. INDEX..............................  39

        December 31, 2017                                          ANNUAL REPORT

        Shareholders' Letter -- (unaudited)

Dear Shareholders:

We are pleased to present this annual report for the AIG Senior Floating Rate Fund (the "Fund") for the 12 months ended December 31, 2017. Please note that effective February 28, 2017, SunAmerica Mutual Funds was rebranded as AIG Funds, and each Fund's name was changed accordingly. SunAmerica Asset Management, LLC, the investment adviser to the Fund, continues to serve as investment adviser of the Fund and retains its current name. In addition, there was no change in the Fund's investment goals or strategies, portfolio managers or ticker symbols in connection with the rebranding.

Overall, fixed income markets generated solid gains during the annual period as bouts of elevated political uncertainty kept government bond yields relatively low. As the year progressed, escalating geopolitical tensions between the U.S. and North Korea and serial disappointments in inflation data helped to contain the modest increase in sovereign yields prompted by central bank policy normalization. Then, during the fourth quarter of 2017, yields on most sovereign bonds were either stable or lower, as optimism about U.S. tax reform and further central bank policy normalization were balanced by ongoing geopolitical tensions and persistently subdued inflation data. In the U.S., yields on longer-term U.S. Treasuries declined, but shorter-term U.S. Treasury yields actually increased. Meanwhile, despite concerns about prospects for retailers, generally solid corporate earnings, improving economic data, a rally in commodity prices in the second-half of 2017, and ongoing demand for yield-producing assets supported credit markets, and spreads tightened. Indeed, globally, most non-government bond sectors outperformed government bonds for the annual period overall, as spreads tightened, led by lower-rated sectors.

Most currencies strengthened versus the U.S. dollar through the first three calendar quarters of 2017 as political uncertainty and ongoing skepticism about the U.S. Federal Reserve's (the "Fed") projected interest rate raises weighed on the American currency. In the fourth quarter of the annual period, however, the U.S. dollar fluctuated with news flow such as investigations into Russian influence on the 2016 U.S. elections and the likelihood of tax reform, but ended up stronger against most currencies.

Meanwhile, on the monetary policy front, most central banks around the world became incrementally more hawkish during the annual period. The Fed raised interest rates in March, June and December of 2017 and began tapering its asset purchases in October 2017. Strong economic growth and inflation data prompted the Bank of Canada to raise interest rates during July 2017 for the first time in seven years -- and then it did so again in a surprise move less than two months later. Through much of the annual period, the Bank of England (BoE) indicated interest rate increases may be looming for the U.K. to contain surging inflation, despite uncertainty about the post-Brexit growth outlook. Then, during the fourth calendar quarter, the BoE raised its interest rates for the first time in 10 years, noting future rate hikes would depend on the stability of the Brexit transition. The European Central Bank (ECB) announced its intention early in 2017 to continue the pace of its bond purchases through at least December 2017 and pushed back against the notion of initiating interest rate increases prior to the end of its quantitative easing. The ECB then announced in October 2017 a reduction in its monthly asset purchases beginning in January 2018 but extended its purchase program through September 2018. The People's Bank of China raised its open market operations reverse repo rate during the fourth quarter of 2017. The exception was the Bank of Japan, which remained accommodative, re-stating its commitment to maintain a zero-yield policy on 10-year Japanese government bonds.

Amidst this backdrop, floating rate loans, as represented by the S&P/LSTA Leveraged Loan Index (the "LLI"),/*/ returned 4.12% during the annual period ended December 31, 2017, outperforming the broad U.S. fixed income market. The Bloomberg Barclays U.S. Aggregate Bond Index/*/ returned 3.54% for the same time period. During the annual period, floating rate loans were able to absorb the volatility associated with increased political uncertainty, a more hawkish Fed and first-half 2017 oil price weakness and benefit from positive U.S. economic growth trends and strong demand for yield-producing assets.

        December 31, 2017                                          ANNUAL REPORT

The sector's credit fundamentals generally remained stable -- elevated interest coverage helped to balance higher leverage -- and bank loan valuations appeared attractive, in our view. Technicals, or supply/demand factors, generally remained favorable as well. Bank loan mutual funds experienced outflows of $4.0 billion in the fourth quarter of 2017, but saw inflows of $13.5 billion/**/ during the annual period. Issuance of collateralized loan obligations (CLOs), one of the main sources of demand for bank loans, remained strong, with $35.6 billion priced in the fourth quarter of 2017, bringing full-year 2017 issuance to $118 billion, the strongest since 2014.+ The trailing 12-month loan default rate, examined by principal amount, increased to 1.84% at the end of the annual period, as compared to 1.49% at the end of 2016.++ In terms of quality, as measured by the LLI, lower quality loans outperformed their higher quality counterparts.

On the following pages, you will find a brief discussion regarding the Fund's annual results. You will also find financial statements and portfolio information for the Fund for the annual period ended December 31, 2017.

As always, we remain diligent in the management of your assets. We value your ongoing confidence in us and look forward to serving your investment needs in the future.

Sincerely,

THE AIG SENIOR FLOATING RATE FUND PORTFOLIO MANAGER
Jeffrey W. Heuer
Wellington Management Company LLP

--------
Past performance is no guarantee of future results.

* The S&P/LSTA Leveraged Loan Index (LLI) reflects the market-weighted performance of U.S. dollar-denominated institutional leveraged loans. The LLI is the only domestic leveraged loan index that utilizes real-time market weightings, spreads and interest payments. The Bloomberg Barclays U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers components for government and corporate securities, mortgage pass-through securities and asset-backed securities. Indices are not managed and an investor cannot invest directly into an index.

** Source: Lipper, Inc.

+ Source: S&P Leveraged Commentary & Data

++ Source: JP Morgan

The Fund is not a money market fund and its net asset value may fluctuate. Investments in loans involve certain risks including nonpayment of principal and interest; collateral impairment; non-diversification and borrower industry concentration; and lack of an active trading market, in certain cases, which may impair the Fund's ability to obtain full value for loans sold. The Fund may invest all or substantially all of its assets in loans or other securities (e.g., unsecured loans or high yield securities) that are rated below investment grade, or in comparable unrated securities. Credit risks include the possibility of a default on the loan or bankruptcy of the borrower. The value of these loans is subject to a greater degree of volatility in response to interest rate fluctuations.

        SunAmerica Senior Floating Rate Fund, Inc.
        EXPENSE EXAMPLE -- December 31, 2017 -- (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of the AIG Senior Floating Rate Fund (the "Fund"), you may incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges and (2) ongoing costs, including management fees, distribution and account maintenance fees, and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2017 and held until December 31, 2017.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended December 31, 2017" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended December 31, 2017" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended December 31, 2017" column and the "Annualized Expense Ratio" column do not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Fund's prospectus, your retirement plan documents and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended December 31, 2017" column would have been higher and the "Ending Account Value" column would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended December 31, 2017" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended December 31, 2017" column and the "Annualized Expense Ratio" column do not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Fund's prospectus, your retirement plan document and/or materials from your financial adviser for full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended December 31, 2017" column would have been higher and the "Ending Account Value" column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges and administrative fees, if applicable to your account. Please refer to the Fund's prospectus, qualified retirement plan document and/or materials from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SunAmerica Senior Floating Rate Fund, Inc.
        EXPENSE EXAMPLE -- December 31, 2017 -- (unaudited) (continued)


                                            Actual                                            Hypothetical
                     ---------------------------------------------------- ----------------------------------------------------
                                          Ending                                           Ending Account
                                       Account Value     Expenses Paid                       Value using      Expenses Paid
                        Beginning      Using Actual        During the        Beginning    a Hypothetical 5%     During the
                      Account Value     Returns at      Six Months Ended   Account Value  Annual Return at   Six Months Ended
                     at July 1, 2017 December 31, 2017 December 31, 2017* at July 1, 2017 December 31, 2017 December 31, 2017*
                     --------------- ----------------- ------------------ --------------- ----------------- ------------------
AIG Senior Floating
 Rate Fund#+
   Class A..........    $1,000.00        $1,022.00           $7.39           $1,000.00        $1,017.90           $7.38
   Class C..........    $1,000.00        $1,020.46           $8.91           $1,000.00        $1,016.38           $8.89
   Class W..........    $1,000.00        $1,024.28           $6.38           $1,000.00        $1,018.90           $6.36




                     Annualized
                      Expense
                       Ratio*
                     ----------
AIG Senior Floating
 Rate Fund#+
   Class A..........    1.45%
   Class C..........    1.75%
   Class W..........    1.25%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days then divided by 365 days (to reflect the one-half year period). These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus, your qualified retirement plan document and/or materials from your financial advisor for more information.
# During the stated period, the investment adviser either waived a portion of or all of the fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2017" and the "Annualized Expense Ratio" would have been higher.
+  See Note 1

        SunAmerica Senior Floating Rate Fund, Inc.
        STATEMENT OF ASSETS AND LIABILITIES -- December 31, 2017

                                                                                      AIG
                                                                                    Senior
                                                                                 Floating Rate
                                                                                     Fund+
                                                                                 -------------
ASSETS:
Investments at value (unaffiliated)*............................................ $245,825,169
Repurchase agreement (cost approximates value)..................................    6,500,000
Cash............................................................................    1,069,459
Foreign cash*...................................................................    2,170,083
Receivable for:
 Fund shares sold...............................................................      111,589
 Dividends and interest.........................................................    1,317,924
 Investments sold...............................................................      358,725
 Investments sold on an extended settlement basis...............................    4,296,659
Prepaid expenses and other assets...............................................        6,226
Due from investment adviser for expense reimbursements/fee waivers..............      121,730
Unrealized appreciation on forward foreign currency contracts...................       11,686
                                                                                 ------------
 Total assets...................................................................  261,789,250
                                                                                 ------------
LIABILITIES:
Payable for:
 Fund shares redeemed...........................................................      389,258
 Investments purchased..........................................................           --
 Investments purchased on an extended settlement basis..........................   11,420,125
 Investment advisory and management fees........................................      179,922
 Distribution and account maintenance fees......................................      116,790
 Administration fees............................................................       42,334
 Transfer agent fees and expenses...............................................       58,948
 Directors' fees and expenses...................................................          175
 Other accrued expenses.........................................................      265,899
Dividends payable...............................................................      149,389
Commitments (Note 10)...........................................................       66,667
Unrealized depreciation on forward foreign currency contracts...................       61,907
                                                                                 ------------
 Total liabilities..............................................................   12,751,414
                                                                                 ------------
   Net assets................................................................... $249,037,836
                                                                                 ============
NET ASSETS REPRESENTED BY:
Common stock, $.01 par value.................................................... $    307,794
Additional paid-in capital......................................................  277,122,167
                                                                                 ------------
                                                                                  277,429,961
Accumulated undistributed net investment income (loss)..........................      (37,817)
Accumulated undistributed net realized gain (loss) on investments and foreign exchange transactions..........................................................  (23,235,829)
Unrealized appreciation (depreciation) on investments...........................   (5,034,888)
Unrealized foreign exchange gain (loss) on other assets and liabilities.........      (83,591)
                                                                                 ------------
   Net Assets................................................................... $249,037,836
                                                                                 ============
Class A:
Net assets...................................................................... $ 93,345,556
Shares outstanding..............................................................   11,533,105
Net asset value and redemption price per share.................................. $       8.09
Maximum sales charge (3.75% of offering price)..................................         0.32
                                                                                 ------------
Maximum offering price to public................................................ $       8.41
                                                                                 ============
Class C:
Net assets...................................................................... $135,901,867
Shares outstanding..............................................................   16,804,618
Net asset value, offering and redemption price per share (excluding any
 applicable contingent deferred sales charges).................................. $       8.09
                                                                                 ============
Class W:
Net assets...................................................................... $ 19,790,413
Shares outstanding..............................................................    2,441,698
Net asset value, offering and redemption price per share........................ $       8.11
                                                                                 ============
*COST
 Investment securities (unaffiliated)........................................... $250,860,057
                                                                                 ============
 Foreign Cash................................................................... $  2,174,424
                                                                                 ============

--------
+  See Note 1

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        STATEMENT OF OPERATIONS -- For the year ended December 31, 2017

                                                                                        AIG
                                                                                      Senior
                                                                                   Floating Rate
                                                                                       Fund+
                                                                                   -------------
INVESTMENT INCOME:
Interest (unaffiliated)...........................................................  $12,836,161
Dividends (unaffiliated)..........................................................       31,271
Facility and other fee income (Note 2)............................................    1,115,795
                                                                                    -----------
   Total investment income........................................................  $13,983,227
                                                                                    -----------
EXPENSES:
Investment advisory and management fees...........................................    2,316,082
Administration fees...............................................................      544,960
Distribution and account maintenance fees:
  Class A.........................................................................      408,223
  Class C.........................................................................    1,102,689
Service fees:
  Class W.........................................................................        9,427
Transfer agent fees and expenses:
  Class A.........................................................................      276,843
  Class C.........................................................................      339,722
  Class W.........................................................................       17,390
Registration fees:
  Class A.........................................................................       28,174
  Class C.........................................................................       31,156
  Class W.........................................................................        3,518
Accounting service fees...........................................................       22,910
Custodian and accounting fees.....................................................       97,621
Reports to shareholders...........................................................       72,915
Audit and tax fees................................................................      127,081
Legal fees........................................................................       79,827
Directors' fees and expenses......................................................       44,302
Other expenses....................................................................       43,316
                                                                                    -----------
   Total expenses before fee waivers and expense reimbursements...................    5,566,156
   Fees waived and expenses reimbursed by investment adviser (Note 5).............   (1,186,147)
                                                                                    -----------
   Net expenses...................................................................    4,380,009
                                                                                    -----------
Net investment income (loss)......................................................    9,603,218
                                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
  Investments (unaffiliated)......................................................   (2,518,110)
  Forward contracts...............................................................     (144,733)
Net realized foreign exchange gain (loss) on other assets and liabilities.........       36,366
                                                                                    -----------
Net realized gain (loss) on investments and foreign currencies....................   (2,626,477)
                                                                                    -----------
Change in unrealized appreciation (depreciation) on:
  Investments (unaffiliated)......................................................    3,903,864
  Forward contracts...............................................................      (40,197)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities.      (20,827)
                                                                                    -----------
Net unrealized gain (loss) on investments and foreign currencies..................    3,842,840
                                                                                    -----------
Net realized and unrealized gain (loss) on investments and foreign currencies.....    1,216,363
                                                                                    -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......................  $10,819,581
                                                                                    ===========

--------
+  See Note 1

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        STATEMENT OF CHANGES IN NET ASSETS

                                                                                                      AIG
                                                                                                Senior Floating
                                                                                                  Rate Fund*
                                                                                          --------------------------
                                                                                            For the     For the year
                                                                                           year ended      ended
                                                                                          December 31,  December 31,
                                                                                              2017          2016
                                                                                          ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income (loss)........................................................... $  9,603,218  $ 10,378,060
  Net realized gain (loss) on investments and foreign currencies.........................   (2,626,477)   (1,667,515)
  Net unrealized gain (loss) on investments and foreign currencies.......................    3,842,840    16,908,218
                                                                                          ------------  ------------
Net Increase (decrease) in net assets resulting from operations..........................   10,819,581    25,618,763
                                                                                          ------------  ------------

Distributions to Shareholders from:
  Net investment income (Class A)........................................................   (4,380,612)   (4,365,132)
  Net investment income (Class C)........................................................   (4,997,645)   (5,735,535)
  Net investment income (Class W)........................................................     (251,108)           --
                                                                                          ------------  ------------
Total distributions to shareholders......................................................   (9,629,365)  (10,100,667)
                                                                                          ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 3).  (39,480,646)  (14,800,758)
                                                                                          ------------  ------------
Total increase (decrease) in net assets..................................................  (38,290,430)      717,338
NET ASSETS:
Beginning of period......................................................................  287,328,266   286,610,928
                                                                                          ------------  ------------
End of period+........................................................................... $249,037,836  $287,328,266
                                                                                          ============  ============
+Includes accumulated undistributed net investment income (loss)......................... $    (37,817) $    (60,351)
                                                                                          ============  ============

--------
*  See Note 1

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        FINANCIAL HIGHLIGHTS

                                                           AIG Senior Floating Rate Fund+
                                                           ------------------------------
                                   Net gain
                                   (loss) on
                Net               investments                        Dividends           Net               Net     Ratio of
               Asset                 (both               Dividends   from net           Asset            Assets,   expenses
              Value,      Net      realized   Total from  from net   realized    Total  Value,           end of   to average
   Period    beginning investment     and     investment investment  gains on   Distri- end of   Total   period      net
   Ended     of period income(1)  unrealized) operations   income   investments butions period Return(2) (000's)  assets(3)
------------ --------- ---------- ----------- ---------- ---------- ----------- ------- ------ --------- -------- ----------
                                                                     Class A
                                                                     -------
12/31/13       $8.26     $0.33      $ 0.08      $ 0.41     $(0.33)   $     --   $(0.33) $8.34     5.08%  $195,309    1.45%
12/31/14        8.34      0.31       (0.29)       0.02      (0.31)         --    (0.31)  8.05     0.20    150,966    1.45
12/31/15        8.05      0.33       (0.44)      (0.11)     (0.33)         --    (0.33)  7.61    (1.42)   114,375    1.45
12/31/16        7.61      0.31        0.44        0.75      (0.30)         --    (0.30)  8.06    10.08    131,640    1.45
12/31/17        8.06      0.30        0.03        0.33      (0.30)         --    (0.30)  8.09     4.14     93,346    1.45
                                                                     Class C
                                                                     -------
12/31/13       $8.25     $0.30      $ 0.10      $ 0.40     $(0.31)   $     --   $(0.31) $8.34     4.89%  $241,976    1.75%
12/31/14        8.34      0.29       (0.30)      (0.01)     (0.28)         --    (0.28)  8.05    (0.10)   217,174    1.75
12/31/15        8.05      0.31       (0.45)      (0.14)     (0.31)         --    (0.31)  7.60    (1.85)   172,236    1.75
12/31/16        7.60      0.29        0.44        0.73      (0.28)         --    (0.28)  8.05     9.76    155,688    1.75
12/31/17        8.05      0.28        0.03        0.31      (0.27)         --    (0.27)  8.09     3.96    135,902    1.75
                                                                     Class W
                                                                     -------
04/20/17 @ -
12/31/17       $8.11     $0.25      $(0.03)     $ 0.22     $(0.22)   $     --   $(0.22) $8.11     2.69%  $ 19,790    1.25%(4)



  Ratio of
     net
 investment
  income to
   average    Portfolio
net assets(3) Turnover
------------- ---------


    3.98%        84%
    3.73         65
    4.14         48
    3.95         60
    3.69         68


    3.68%        84%
    3.44         65
    3.84         48
    3.68         60
    3.38         68



    3.72%(4)     68%

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load but does include expense reimbursements.
(3)Net of the following expense waivers and/or reimbursements, if applicable (based on average daily net assets) (see Note 5):

                            12/31/13 12/31/14 12/31/15 12/31/16 12/31/17
                            -------- -------- -------- -------- --------
       Class A.............   0.34%    0.32%    0.34%    0.33%    0.38%
       Class C.............   0.43     0.41     0.44     0.42     0.48
       Class W.............     --       --       --       --     0.50(4)

(4)Annualized
@  Inception date of class.
+  See Note 1

See Notes to Financial Statements

        AIG Senior Floating Rate Fund++
        PORTFOLIO PROFILE -- December 31, 2017 -- (unaudited)

      Industry Allocation*
      Commercial Services & Supplies..............................   9.7%
      Hotels, Restaurants & Leisure...............................   7.6
      Oil, Gas & Consumable Fuels.................................   7.6
      Media.......................................................   7.3
      IT Services.................................................   6.2
      Health Care Providers & Services............................   4.9
      Machinery...................................................   3.9
      Software....................................................   3.5
      Insurance...................................................   3.0
      Food Products...............................................   2.9
      Chemicals...................................................   2.9
      Containers & Packaging......................................   2.7
      Repurchase Agreements.......................................   2.6
      Pharmaceuticals.............................................   2.6
      Building Products...........................................   2.1
      Diversified Telecommunication Services......................   2.0
      Food & Staples Retailing....................................   1.9
      Specialty Retail............................................   1.8
      Household Products..........................................   1.7
      Capital Markets.............................................   1.6
      Life Sciences Tools & Services..............................   1.6
      Diversified Financial Services..............................   1.6
      Energy Equipment & Services.................................   1.5
      Industrial Conglomerates....................................   1.5
      Health Care Equipment & Supplies............................   1.5
      Real Estate Investment Trusts...............................   1.3
      Household Durables..........................................   1.1
      Metals & Mining.............................................   1.1
      Wireless Telecommunication Services.........................   1.0
      Consumer Finance............................................   1.0
      Banks.......................................................   0.9
      Registered Investment Companies.............................   0.8
      Internet & Direct Marketing Retail..........................   0.8
      Internet Software & Services................................   0.7
      Construction Materials......................................   0.6
      Aerospace & Defense.........................................   0.6
      Professional Services.......................................   0.5
      Leisure Equipment & Products................................   0.5
      Electric Utilities..........................................   0.5
      Road & Rail.................................................   0.5
      Personal Products...........................................   0.4
      Real Estate Management & Development........................   0.4
      Distributors................................................   0.4
      Air Freight & Logistics.....................................   0.4
      Automobiles.................................................   0.4
      Electrical Equipment........................................   0.2
      Multiline Retail............................................   0.2
      Semiconductors & Semiconductor Equipment....................   0.2
      Construction & Engineering..................................   0.2
      Electronic Equipment, Instruments & Components..............   0.2
      Water Utilities.............................................   0.1
      Auto Components.............................................   0.1
      Multi Utilities.............................................   0.0
                                                                   -----
                                                                   101.3%
                                                                   =====

      Credit Quality+#
      Baa3........................................................   1.0%
      Ba3.........................................................  18.2
      Ba2.........................................................  11.3
      Ba1.........................................................   3.7
      B3..........................................................   7.9
      B2..........................................................  18.5
      B1..........................................................  28.2
      Caa2........................................................   3.1
      Caa1........................................................   5.2
      Ca..........................................................   0.7
      Not Rated@ .................................................   2.2
                                                                   -----
                                                                   100.0%
                                                                   =====

--------
*  Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+  Source: Moody's
# Calculated as a percentage of total debt issues, excluding short-term securities.
++ See Note 1.

        AIG Senior Floating Rate Fund++
        PORTFOLIO OF INVESTMENTS -- December 31, 2017

                                                           Ratings/(1)/
                                                           ------------
                                                                        Interest    Reference     Maturity   Principal
           Industry Description                   Type     Moody's S&P    Rate        Rate       Date/(2)/   Amount**
-------------------------------------------------------------------------------------------------------------------------
LOANS(3)(4) -- 90.3%
Aerospace & Defense -- 0.6%
  Transdigm Group, Inc....................... BTL-F         Ba2     B+    4.32%     1 ML+2.75%   06/09/2023   $  914,159
  Transdigm Group, Inc....................... BTL-F         Ba2     B+    4.44      3 ML+2.75    06/09/2023      476,905



Air Freight & Logistics -- 0.4%
  Air Medical Group Holdings LLC............. BTL-B          B1     B     4.94      3 ML+3.25    04/28/2022      702,099
  Air Medical Group Holdings LLC............. BTL            B1     B      TBD                   09/07/2024      297,619



Auto Components -- 0.1%
  Belron SA.................................. BTL-B         Ba3     BB    2.75      3 ME+2.75    11/07/2024 EUR  140,000
  Belron SA.................................. BTL-B         Ba3     BB    3.89      3 ML+2.50    11/07/2024      125,000



Automobiles -- 0.4%
  Navistar International Corp................ 1st Lien      Ba3     B+    4.90      1 ML+3.50    11/01/2024      935,000

Building Products -- 1.6%
  Beacon Roofing Supply, Inc................. BTL-B          B2    BB+    6.25    USFRBPLR+1.75  10/01/2022    1,092,700
  Beacon Roofing Supply, Inc................. BTL-B          B1    BB+     TBD                   01/02/2025      450,000
  HD Supply, Inc............................. BTL-B4        Ba3    BB+    4.19      3 ML+2.50    10/17/2023    1,336,525
  Summit Materials LLC....................... BTL           Ba2    BB+    3.82      1 ML+2.25    11/11/2024      910,000



Capital Markets -- 1.6%
  AlixPartners LLC........................... BTL-B          B2     B+    4.44      3 ML+2.75    04/04/2024    1,702,137
  Fortress Investment Group LLC.............. BTL-B         Baa3   BB-    2.75      1 ML+2.75    12/27/2022      750,000
  Russell Investments U.S. Institutional
   Holdco, Inc............................... BTL           Ba2     BB    5.94      3 ML+4.25    06/01/2023    1,625,250



Chemicals -- 2.9%
  Allnex (Lux) & Cy SCA...................... BTL-B2         B1     B     4.71      3 ML+3.25    09/13/2023      466,932
  Allnex USA, Inc............................ BTL-B3         B1     B     4.71      3 ML+3.25    09/13/2023      351,782
  Avantor, Inc............................... 1st Lien       B2     B     5.51      3 ML+4.00    11/21/2024      500,000
  Chemours Co................................ BTL-B1        Baa3   BBB-   4.07      1 ML+2.50    05/12/2022      356,449
  DuBois Chemicals, Inc...................... 1st Lien       B1     B-    5.32      1 ML+3.75    03/15/2024      926,667
  DuBois Chemicals, Inc.(7).................. Delayed Draw   B1     B-    1.00                   03/15/2024       66,667
  Gates Global, Inc.......................... BTL-B          B2     B+    4.69      3 ML+3.00    04/01/2024      985,687
  MacDermid, Inc............................. BTL-B6         B2    BB-    4.57      1 ML+3.00    06/07/2023      822,087
  Minerals Technologies, Inc................. BTL-B         Ba2    BB+    3.73      1 ML+2.25    02/14/2024      629,673
  Minerals Technologies, Inc................. BTL-B         Ba2    BB+    3.93      3 ML+2.25    02/14/2024      263,462
  Tronox Blocked Borrower LLC................ BTL-B         Ba3    BB-    4.69      3 ML+3.00    09/22/2024      289,846
  Tronox Finance LLC......................... BTL-B         Ba3    BB-    4.69      3 ML+3.00    09/22/2024      668,876
  Univar, Inc................................ BTL-B3         B1     BB    4.07      1 ML+2.50    07/01/2024      744,702



Commercial Services & Supplies -- 8.4%
  ADS Waste Holdings, Inc.................... BTL            B1    BB+    3.74      1 WL+2.25    11/10/2023    1,030,185
  Aramark Services, Inc...................... BTL-B1        Ba1    BBB-    TBD                   03/11/2025      640,000
  Ascend Learning LLC (Alpine)............... BTL-B          B2     B+    4.57      1 ML+3.00    07/12/2024      683,288
  Avolon Holdings, Ltd....................... BTL-B         Ba1    BBB-   3.75      1 ML+2.25    04/03/2022      737,285
  AVSC Holding Corp.......................... BTL            B2     B   4.85-4.88   3 ML+3.50    04/27/2024    1,930,682
  Berlin Packaging LLC....................... BTL-B          B2     B   4.62-4.82   1 ML+3.25    10/01/2021      309,711
  Berlin Packaging LLC....................... BTL-B          B2     B     4.95      3 ML+3.25    10/01/2021      183,951
  Brand Energy and Infrastructure Services,
   Inc....................................... BTL-B          B3     B   5.61-5.63   3 ML+4.25    06/21/2024    2,238,750
  Brickman Group Holdings, Inc............... 1st Lien       B2     B     4.38      3 ML+3.00    12/18/2020      761,559
  Brickman Group Holdings, Inc............... 1st Lien       B2     B     4.49      1 ML+3.00    12/18/2020      621,087
  Brickman Group Holdings, Inc............... 2nd Lien      Caa1   CCC+   7.99      1 ML+6.50    12/17/2021    1,048,979


                                                Value
           Industry Description                (Note 2)
--------------------------------------------------------
LOANS(3)(4) -- 90.3%
Aerospace & Defense -- 0.6%
  Transdigm Group, Inc....................... $  915,225
  Transdigm Group, Inc.......................    477,462
                                              ----------
                                               1,392,687
                                              ----------
Air Freight & Logistics -- 0.4%
  Air Medical Group Holdings LLC.............    698,463
  Air Medical Group Holdings LLC.............    298,204
                                              ----------
                                                 996,667
                                              ----------
Auto Components -- 0.1%
  Belron SA..................................    168,959
  Belron SA..................................    126,172
                                              ----------
                                                 295,131
                                              ----------
Automobiles -- 0.4%
  Navistar International Corp................    938,506
                                              ----------
Building Products -- 1.6%
  Beacon Roofing Supply, Inc.................  1,096,570
  Beacon Roofing Supply, Inc.................    450,964
  HD Supply, Inc.............................  1,345,992
  Summit Materials LLC.......................    914,550
                                              ----------
                                               3,808,076
                                              ----------
Capital Markets -- 1.6%
  AlixPartners LLC...........................  1,710,294
  Fortress Investment Group LLC..............    757,969
  Russell Investments U.S. Institutional
   Holdco, Inc...............................  1,637,439
                                              ----------
                                               4,105,702
                                              ----------
Chemicals -- 2.9%
  Allnex (Lux) & Cy SCA......................    469,851
  Allnex USA, Inc............................    353,981
  Avantor, Inc...............................    501,964
  Chemours Co................................    358,826
  DuBois Chemicals, Inc......................    928,983
  DuBois Chemicals, Inc.(7)..................     66,833
  Gates Global, Inc..........................    990,154
  MacDermid, Inc.............................    826,198
  Minerals Technologies, Inc.................    634,920
  Minerals Technologies, Inc.................    265,657
  Tronox Blocked Borrower LLC................    291,399
  Tronox Finance LLC.........................    672,459
  Univar, Inc................................    747,145
                                              ----------
                                               7,108,370
                                              ----------
Commercial Services & Supplies -- 8.4%
  ADS Waste Holdings, Inc....................  1,032,025
  Aramark Services, Inc......................    642,933
  Ascend Learning LLC (Alpine)...............    686,533
  Avolon Holdings, Ltd.......................    730,966
  AVSC Holding Corp..........................  1,925,855
  Berlin Packaging LLC.......................    311,259
  Berlin Packaging LLC.......................    184,871
  Brand Energy and Infrastructure Services,
   Inc.......................................  2,245,280
  Brickman Group Holdings, Inc...............    765,155
  Brickman Group Holdings, Inc...............    624,020
  Brickman Group Holdings, Inc...............  1,052,163

        AIG Senior Floating Rate Fund++
        PORTFOLIO OF INVESTMENTS -- December 31, 2017 -- (continued)

                                                       Ratings/(1)/
                                                       ------------
                                                                    Interest    Reference     Maturity  Principal    Value
           Industry Description                Type    Moody's S&P    Rate        Rate       Date/(2)/  Amount**    (Note 2)
------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies (continued)
  Camelot UK Holdco, Ltd.................... 1st Lien    B2    BB-    4.82%     1 ML+3.25%   10/03/2023 $1,017,176 $ 1,021,627
  Casella Waste Systems, Inc................ BTL-B1      B1     B+    3.99      1 ML+2.50    10/17/2023  1,079,100   1,082,472
  Clean Harbors, Inc........................ BTL-B      Baa3   BBB-   3.57      1 ML+2.00    06/27/2024    751,225     755,920
  Element Materials Tech Group.............. BTL-B       B1     B     5.19      3 ML+3.50    06/28/2024    575,000     577,396
  Fly Funding II SARL....................... BTL        Ba2    BB+    3.40      3 ML+2.00    02/09/2023  1,195,286   1,195,286
  Hayward Acquisition, Inc.................. 1st Lien    B3     B     5.07      1 ML+3.50    08/05/2024    304,238     304,808
  H.B. Fuller Company....................... BTL-B      Ba2    BB+    3.75      1 ML+2.25    10/20/2024  1,640,888   1,645,902
  KAR Auction Services, Inc................. BTL-B5     Ba2    BB-    4.25      3 ML+2.50    03/09/2023    435,930     437,928
  Nets Holding AS........................... BTL         B1     B      TBD                   11/27/2024    905,000   1,087,221
  Plastipak Holdings, Inc................... BTL-B      Ba3    BB-    4.45      3 ML+2.75    10/14/2024    633,413     636,844
  Sedgwick CMS Holdings, Inc................ 2nd Lien   Caa2   CCC+   7.32      1 ML+5.75    02/28/2022  1,465,000   1,468,663
  Weight Watchers International, Inc........ BTL        Ba3     B     6.23      1 ML+4.75    11/29/2024    545,000     546,874
                                                                                                                   -----------
                                                                                                                    20,962,001
                                                                                                                   -----------
Construction & Engineering -- 0.2%
  Pike Corp................................. BTL         B2     B     5.07      1 ML+3.50    09/20/2024    472,628     478,388
                                                                                                                   -----------
Construction Materials -- 0.6%
  Quikrete Companies, Inc................... 1st Lien    B1    BB-    4.32      1 ML+2.75    11/15/2023  1,403,846   1,405,601
                                                                                                                   -----------
Consumer Finance -- 0.7%
  Vantiv LLC................................ BTL-B      Ba2    BBB-   3.48      1 ML+2.00    08/09/2024    840,000     844,083
  Vantiv LLC................................ BTL-B1     Ba2    BBB-    TBD                   03/31/2025    235,000     235,808
  Vantiv LLC................................ BTL-B      Ba2    BBB-   3.48      1 ML+2.00    10/14/2023    659,764     663,063
                                                                                                                   -----------
                                                                                                                     1,742,954
                                                                                                                   -----------
Containers & Packaging -- 2.1%
  Berry Plastics Holding Corp............... BTL-M      Ba3    BBB- 3.68-3.82   1 ML+2.25    10/01/2022  2,373,202   2,381,361
  Flex Acquisition Co., Inc................. BTL         B1     B     4.34      3 ML+3.00    12/29/2023  1,542,250   1,549,318
  ProAmpac PG Borrower LLC.................. 1st Lien    B2     B   4.88-5.00   1 ML+3.50    11/18/2023    643,629     648,457
  ProAmpac PG Borrower LLC.................. 1st Lien    B2     B     4.94      3 ML+3.50    11/18/2023    243,898     245,727
  ProAmpac PG Borrower LLC.................. 1st Lien    B2     B     7.00    USFRBPLR+2.50  11/18/2023      2,058       2,073
  ProAmpac PG Borrower LLC(5)............... 2nd Lien   Caa2   CCC+   9.94      3 ML+8.50    11/18/2024    385,000     388,850
                                                                                                                   -----------
                                                                                                                     5,215,786
                                                                                                                   -----------
Distributors -- 0.4%
  ABC Supply Co., Inc....................... BTL-B       B1    BB+    4.07      1 ML+2.50    10/31/2023  1,002,895   1,006,761
                                                                                                                   -----------
Diversified Financial Services -- 1.3%
  Duff & Phelps Corporation................. 1st Lien    B2     B     4.94      3 ML+3.25    10/14/2024    430,000     434,300
  GreenSky Holdings, Inc.................... BTL         B1     B+    5.63      1 ML+4.00    08/26/2024  1,995,000   1,999,987
  NAB Holdings LLC.......................... BTL-B       B2     B     4.82      1 ML+3.25    07/01/2024    746,250     747,183
                                                                                                                   -----------
                                                                                                                     3,181,470
                                                                                                                   -----------
Diversified Telecommunication Services -- 2.0%
  Altice Financing SA....................... 1st Lien    B1    BB-    4.11      3 ML+2.75    01/31/2026  1,290,000   1,260,169
  Lumos Networks Operating Company.......... BTL         B2     B      TBD                   11/17/2024    689,985     691,422
  Lumos Networks Operating Company.......... 1st Lien    B2     B     4.82      1 ML+3.25    11/17/2024    704,511     705,978
  Numericable Group SA...................... BTL-B12     B1     B+    4.35      3 ML+3.00    01/31/2026  1,509,290   1,452,692
  Telenet Bidco NV.......................... BTL-AL     Ba3    BB-     TBD                   03/02/2026    300,000     300,825
  UPC Financing Partnership................. BTL-AR     Ba3     BB    3.98      1 ML+2.50    01/15/2026    500,000     499,469
                                                                                                                   -----------
                                                                                                                     4,910,555
                                                                                                                   -----------
Electric Utilities -- 0.5%
  Helix Gen Funding LLC..................... BTL        Ba2     BB    5.44      3 ML+3.75    06/02/2024  1,216,037   1,218,698
                                                                                                                   -----------
Electrical Equipment -- 0.2%
  WireCo WorldGroup, Inc.................... 1st Lien   Caa1    B+    6.98      3 ML+5.50    09/30/2023    617,188     619,502
                                                                                                                   -----------
Electronic Equipment, Instruments & Components -- 0.2%
  Ortho Clinical Diagnostics SA............. BTL         B1     B-    5.44      3 ML+3.75    06/30/2021    463,002     463,653
                                                                                                                   -----------

        AIG Senior Floating Rate Fund++
        PORTFOLIO OF INVESTMENTS -- December 31, 2017 -- (continued)

                                                            Ratings/(1)/
                                                            ------------
                                                                         Interest    Reference     Maturity  Principal
           Industry Description                   Type      Moody's S&P    Rate        Rate       Date/(2)/  Amount**
------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services -- 1.1%
  CIRCOR International, Inc................. 1st Lien         B1     B+    4.93%    3 ML+3.50%    11/20/2024 $1,440,000
  Paragon Offshore, Ltd.(5)(14)............. BTL-B            NR     NR    7.35    USFRBPLR+1.75  07/18/2022     42,763
  Paragon Offshore, Ltd.(5)(6)(9)+.......... Escrow Holding   NR     NR    6.00                   07/18/2021      4,988
  Seadrill Partners Finco LLC............... BTL-B           Caa2   CCC+   4.69      3 ML+3.00    02/21/2021    937,558
  Techem GmbH............................... BTL-B           Ba3    BB-     TBD                   10/02/2024    500,000



Food & Staples Retailing -- 1.9%
  Albertson's Holdings LLC.................. BTL-B4          Ba2     BB    4.32      1 ML+2.75    08/25/2021    910,465
  Rite Aid Corp............................. BTL              B2    BB-    5.37      1 WL+3.88    06/21/2021  1,230,000
  Rite Aid Corp............................. 2nd Lien         B2    BB-    6.24      1 WL+4.75    08/21/2020  1,055,000
  SF CC Intermediate Holdings, Inc.......... BTL             Caa1    B     5.19      3 ML+3.50    11/15/2022    575,000
  U.S. Foods, Inc........................... BTL              B1    BBB-   4.07      1 ML+2.50    06/27/2023    995,111



Food Products -- 2.9%
  B&G Foods, Inc............................ BTL-B           Ba2    BB+    3.57      1 ML+2.00    11/02/2022    500,421
  Hearthside Food Solutions LLC............. BTL-B            B1     B     4.57      1 ML+3.00    06/02/2021  1,095,833
  Hostess Brands, Inc....................... BTL              B1    BB-    3.82      1 ML+2.25    08/03/2022  2,085,394
  JBS USA LLC............................... BTL-B            B1    BB-    4.10      3 ML+2.50    10/30/2022    579,989
  Pinnacle Operating Corp.(5)(13)........... BTL-B2          Caa1    NR    8.82      1 ML+5.50    11/15/2021    744,424
  Post Holdings, Inc........................ BTL-B           Ba2    BB-    3.82      1 ML+2.25    05/24/2024  2,318,350



Health Care Equipment & Supplies -- 1.5%
  Immucor, Inc.............................. BTL-B2           B1     B-    6.57      1 ML+5.00    06/15/2021    991,443
  Kinetic Concepts, Inc..................... BTL-E1           B1     B     4.94      3 ML+3.25    02/02/2024    835,800
  Sterigenics-Nordion Holdings LLC.......... BTL-B            B1     B     4.57      1 ML+3.00    05/15/2022  1,862,472



Health Care Providers & Services -- 4.9%
  American Renal Holdings, Inc.............. BTL-B            B2     B+    4.82      1 ML+3.25    06/14/2024    554,578
  CHS/Community Health Systems, Inc......... BTL-H           Ba3     B+    4.48      3 ML+3.00    01/27/2021    676,432
  Davis Vision, Inc......................... 1st Lien         B1     B     4.49      3 ML+3.00    11/01/2024    700,000
  DuPage Medical Group, Ltd................. 1st Lien         B1     B     4.42      3 ML+3.00    08/15/2024    932,662
  DuPage Medical Group, Ltd................. 2nd Lien        Caa1   CCC+   8.42      3 ML+7.00    08/15/2025    765,000
  Envision Healthcare Corp.................. BTL-B           Ba3    BB-    4.57      1 ML+3.00    12/01/2023    997,541
  Genoa, a QoL Healthcare Co. LLC........... 1st Lien         B1     B     4.82      1 ML+3.25    10/28/2023    928,285
  Genoa, a QoL Healthcare Co. LLC(5)........ 2nd Lien        Caa1   CCC+   9.57      1 ML+8.00    10/25/2024    500,000
  Healogics, Inc.(5)........................ 1st Lien         B3     B-    5.75      3 ML+4.25    07/01/2021    977,854
  MPH Acquisition Holdings LLC.............. BTL-B            B1     B+    4.69      3 ML+3.00    06/07/2023  2,610,396
  Opal Acquisition, Inc..................... BTL-B            B3     B-  5.33-5.69   3 ML+4.00    11/27/2020    595,558
  Surgery Center Holdings, Inc.............. 1st Lien         B1     B     4.82      1 ML+3.25    09/02/2024    548,625
  Team Health, Inc.......................... 1st Lien         B1     B     4.32      1 ML+2.75    02/06/2024    495,616
  U.S. Renal Care, Inc...................... BTL-B            B2     B     5.94      3 ML+4.25    12/31/2022  1,003,646



Hotels, Restaurants & Leisure -- 7.6%
  Aristocrat Leisure, Ltd................... BTL-B           Ba1    BB+     TBD                   10/19/2024    610,000
  Aristocrat Leisure, Ltd................... BTL-B2          Ba1    BB+    3.36      3 ML+2.00    10/20/2021    642,851
  Boyd Gaming Corp.......................... BTL-B2          Ba3     BB    3.98      1 WL+2.50    09/15/2023    953,038
  Caesars Entertainment Operating Co., Inc.. BTL             Ba3     BB    4.07      1 ML+2.50    10/06/2024  2,145,000
  Caesars Resort Collection LLC............. BTL-B           Ba3     BB    4.34      3 ML+2.75    12/22/2024  3,450,000
  CityCenter Holdings LLC................... BTL-B            B1    BB-    4.07      1 ML+2.50    04/18/2024  1,177,327
  Eldorado Resorts LLC...................... BTL-B           Ba2     BB  3.69-3.81   1 ML+2.25    04/17/2024  1,385,638
  Four Seasons Holdings, Inc................ 1st Lien         B1     BB    4.07      1 ML+2.50    11/30/2023    613,800
  Golden Entertainment, Inc................. 1st Lien         B1     B+    4.51      1 ML+3.00    10/20/2024  1,975,000


                                               Value
           Industry Description               (Note 2)
--------------------------------------------------------
Energy Equipment & Services -- 1.1%
  CIRCOR International, Inc................. $ 1,434,000
  Paragon Offshore, Ltd.(5)(14).............      35,600
  Paragon Offshore, Ltd.(5)(6)(9)+..........           0
  Seadrill Partners Finco LLC...............     740,001
  Techem GmbH...............................     600,825
                                             -----------
                                               2,810,426
                                             -----------
Food & Staples Retailing -- 1.9%
  Albertson's Holdings LLC..................     891,345
  Rite Aid Corp.............................   1,230,000
  Rite Aid Corp.............................   1,056,319
  SF CC Intermediate Holdings, Inc..........     561,703
  U.S. Foods, Inc...........................   1,000,916
                                             -----------
                                               4,740,283
                                             -----------
Food Products -- 2.9%
  B&G Foods, Inc............................     503,549
  Hearthside Food Solutions LLC.............   1,100,627
  Hostess Brands, Inc.......................   2,085,828
  JBS USA LLC...............................     568,534
  Pinnacle Operating Corp.(5)(13)...........     699,759
  Post Holdings, Inc........................   2,324,468
                                             -----------
                                               7,282,765
                                             -----------
Health Care Equipment & Supplies -- 1.5%
  Immucor, Inc..............................   1,006,315
  Kinetic Concepts, Inc.....................     831,412
  Sterigenics-Nordion Holdings LLC..........   1,861,695
                                             -----------
                                               3,699,422
                                             -----------
Health Care Providers & Services -- 4.9%
  American Renal Holdings, Inc..............     549,032
  CHS/Community Health Systems, Inc.........     643,644
  Davis Vision, Inc.........................     705,250
  DuPage Medical Group, Ltd.................     937,326
  DuPage Medical Group, Ltd.................     765,000
  Envision Healthcare Corp..................     998,788
  Genoa, a QoL Healthcare Co. LLC...........     932,540
  Genoa, a QoL Healthcare Co. LLC(5)........     505,000
  Healogics, Inc.(5)........................     844,214
  MPH Acquisition Holdings LLC..............   2,614,066
  Opal Acquisition, Inc.....................     556,846
  Surgery Center Holdings, Inc..............     541,996
  Team Health, Inc..........................     482,296
  U.S. Renal Care, Inc......................     987,839
                                             -----------
                                              12,063,837
                                             -----------
Hotels, Restaurants & Leisure -- 7.6%
  Aristocrat Leisure, Ltd...................     610,381
  Aristocrat Leisure, Ltd...................     642,730
  Boyd Gaming Corp..........................     957,803
  Caesars Entertainment Operating Co., Inc..   2,146,072
  Caesars Resort Collection LLC.............   3,463,800
  CityCenter Holdings LLC...................   1,182,109
  Eldorado Resorts LLC......................   1,385,638
  Four Seasons Holdings, Inc................     616,997
  Golden Entertainment, Inc.................   1,975,000

        AIG Senior Floating Rate Fund++
        PORTFOLIO OF INVESTMENTS -- December 31, 2017 -- (continued)

                                                        Ratings/(1)/
                                                        ------------
                                                                     Interest  Reference    Maturity   Principal     Value
            Industry Description                 Type   Moody's S&P    Rate       Rate     Date/(2)/   Amount**     (Note 2)
------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure (continued)
  Golden Entertainment, Inc................... 2nd Lien  Caa1   CCC+   8.51%   1 ML+7.00%  10/20/2025  $ 1,075,000 $ 1,075,672
  Hilton Worldwide Finance LLC................ BTL-B2    Ba1    BBB-   3.55    1 ML+2.00   10/25/2023      744,688     748,242
  Lindblad Expeditons, Inc.................... BTL        B2     BB    6.34    6 ML+4.50   05/08/2021      222,855     223,969
  Lindblad Expeditons, Inc.................... CTL        B2     BB    6.34    6 ML+4.50   05/08/2021    1,727,145   1,735,781
  Scientific Games International, Inc......... BTL-B4     B1     B+  4.67-4.82 2 ML+3.25   08/14/2024      428,925     432,343
  Station Casinos, Inc........................ BTL-B     Ba3    BB-    4.06    1 ML+2.50   06/08/2023      693,400     694,353
  Town Sports International Holdings, Inc.(5). BTL       Caa1   CCC+   5.07    1 ML+3.50   11/15/2020    1,169,487   1,089,084
                                                                                                                   -----------
                                                                                                                    18,979,974
                                                                                                                   -----------
Household Durables -- 1.1%
  Installed Building Products, Inc............ BTL-B      B1     BB    4.07    1 ML+2.50   04/15/2024      686,550     689,983
  Wilsonart LLC............................... BTL-D      B2     B+    4.95    3 ML+3.25   12/19/2023    2,027,684   2,037,460
                                                                                                                   -----------
                                                                                                                     2,727,443
                                                                                                                   -----------
Household Products -- 1.7%
  Diamond (BC) BV............................. BTL        B1     B     3.25    2 ME+3.25   09/06/2024 EUR  210,000     251,384
  Diamond (BC) BV............................. BTL        B1     B     4.42    2 ML+3.00   09/06/2024      915,000     916,967
  Prestige Brands, Inc........................ BTL-B4     B1    BB-    4.32    1 ML+2.75   01/26/2024      405,200     407,443
  Reynolds Group Holdings, Inc................ BTL        B1     B+    4.32    1 ML+2.75   02/05/2023    2,602,128   2,613,494
                                                                                                                   -----------
                                                                                                                     4,189,288
                                                                                                                   -----------
Industrial Conglomerates -- 1.3%
  American Rock Salt Co. LLC.................. BTL-B      B3     B     5.23    1 ML+3.75   05/20/2021    1,681,796   1,680,395
  American Rock Salt Co. LLC(5)............... 2nd Lien   B3     B     5.23    1 ML+3.75   05/20/2021      650,320     648,968
  Ameriforge Group, Inc.(8)................... BTL        NR     NR    10.69   3 ML+8.00   06/08/2022      107,189     107,725
  Utex Industries, Inc........................ 1st Lien   B3    CCC+   5.57    1 ML+4.00   05/22/2021      814,450     795,616
                                                                                                                   -----------
                                                                                                                     3,232,704
                                                                                                                   -----------
Insurance -- 2.6%
  Asurion Corp................................ BTL-B4    Ba3     B+    4.32    1 ML+2.75   08/04/2022      968,222     972,718
  Asurion Corp................................ BTL-B5    Ba3     B+    4.57    1 ML+3.00   11/03/2023      878,919     882,529
  Asurion Corp................................ 2nd Lien   B3     B-    7.57    1 ML+6.00   08/04/2025      850,000     873,021
  Compass Investments, Inc.................... BTL-B      B2     B     4.69    3 ML+3.00   05/16/2024    2,004,975   2,002,469
  Hub International, Ltd...................... BTL        B1     B   4.35-4.41 3 ML+3.00   10/02/2020      889,231     892,913
  NFP Corp.................................... BTL-B      B2     B     5.07    1 ML+3.50   01/08/2024      724,168     727,675
                                                                                                                   -----------
                                                                                                                     6,351,325
                                                                                                                   -----------
Internet & Direct Marketing Retail -- 0.8%
  Acosta, Inc................................. BTL        B3     B-    4.82    1 ML+3.25   09/26/2021    1,338,489   1,175,919
  Lands' End, Inc.(5)......................... BTL-B      B3     B-    4.82    1 ML+3.25   04/04/2021      924,032     822,003
                                                                                                                   -----------
                                                                                                                     1,997,922
                                                                                                                   -----------
Internet Software & Services -- 0.7%
  Go Daddy Operating Co. LLC.................. BTL-B     Ba3    BB-    3.82    1 ML+2.25   02/15/2024      993,926     996,411
  Zayo Group LLC.............................. BTL-B     Ba2     BB    3.80    1 ML+2.25   01/19/2024      711,388     713,676
                                                                                                                   -----------
                                                                                                                     1,710,087
                                                                                                                   -----------
IT Services -- 5.8%
  CCC Information Services, Inc............... 1st Lien   B2     B     4.57    1 ML+3.00   04/27/2024      656,700     657,657
  Ceridian Corp............................... BTL-B2    Ba3     B-    5.05    1 ML+3.50   09/15/2020      733,177     734,322
  Evo Payments International.................. 1st Lien   B1     B     5.57    1 ML+4.00   12/22/2023    1,607,850   1,613,209
  Evo Payments International(5)............... 2nd Lien  Caa1    B-    10.57   1 ML+9.00   11/15/2024      645,000     648,225
  First Data Corp............................. BTL       Ba3     BB    3.80    1 ML+2.25   04/26/2024    2,681,026   2,681,983
  First Data Corp............................. BTL       Ba3     BB    3.80    1 ML+2.25   07/08/2022    1,571,195   1,571,632
  Global Payments, Inc........................ BTL-B2    Ba2    BBB-   3.57    1 ML+2.00   04/21/2023      955,994     960,774
  iPayment, Inc............................... 1st Lien   B1     B+    6.62    3 ML+5.00   04/11/2023      778,390     778,390
  Tempo Acquisition LLC....................... BTL        B1     B     4.57    1 ML+3.00   05/01/2024    1,012,282   1,008,486

        AIG Senior Floating Rate Fund++
        PORTFOLIO OF INVESTMENTS -- December 31, 2017 -- (continued)

                                                      Ratings/(1)/
                                                      ------------
                                                                   Interest   Reference     Maturity   Principal     Value
           Industry Description                Type   Moody's S&P    Rate       Rate       Date/(2)/   Amount**     (Note 2)
------------------------------------------------------------------------------------------------------------------------------
IT Services (continued)
  WEX, Inc.................................. BTL-B2    Ba3    BB-   4.32%    1 ML+2.75%    06/30/2023  $ 2,103,474 $ 2,111,738
  Xerox Business Services LLC............... BTL-B2    Ba2    BB+   4.57      1 ML+3.00    12/07/2023    1,762,200   1,771,011
                                                                                                                   -----------
                                                                                                                    14,537,427
                                                                                                                   -----------
Leisure Equipment & Products -- 0.5%
  SRAM LLC.................................. BTL-B      NR     B    4.63      2 ML+3.25    03/15/2024      772,321     777,148
  SRAM LLC.................................. BTL-B      NR     B    4.69      3 ML+3.25    03/15/2024      487,823     490,872
  SRAM LLC.................................. BTL-B      NR     B    6.75    USFRBPLR+2.25  03/15/2024       21,074      21,206
                                                                                                                   -----------
                                                                                                                     1,289,226
                                                                                                                   -----------
Life Sciences Tools & Services -- 1.6%
  INC Research LLC (inVentiv)............... BTL-B     Ba2    BB-   3.82      1 ML+2.25    08/01/2024    1,356,250   1,357,606
  Pharmaceutical Product Development, Inc... BTL-B     Ba3     B    4.32      1 ML+2.75    08/18/2022    1,261,269   1,262,373
  Pharmaceutical Product Development, Inc... BTL-B     Ba3     B    4.44      3 ML+2.75    08/18/2022    1,396,878   1,398,100
                                                                                                                   -----------
                                                                                                                     4,018,079
                                                                                                                   -----------
Machinery -- 3.8%
  Ceramtec Group GMBH....................... BTL-B      B2     NR    TBD                   11/29/2024 EUR   410000     491,016
  Clark Equipment Co........................ BTL-B     Ba3    BB-   4.19      3 ML+2.50    05/18/2024      918,151     921,976
  Columbus McKinnon Corp.................... BTL-B     Ba3     B+   4.69      3 ML+3.00    01/31/2024    1,066,094   1,075,423
  Gardner Denver, Inc....................... BTL-B      B2     B+   4.44      3 ML+2.75    07/30/2024    1,306,222   1,309,226
  Gardner Denver, Inc....................... BTL-B      B2     B+   3.00      3 ME+3.00    07/30/2024    1,048,372   1,257,497
  Harbor Freight Tools USA, Inc............. BTL-B     Ba3    BB-   4.82      1 ML+3.25    08/18/2023    1,000,101   1,005,882
  Harsco Corp............................... BTL-B     Ba1     NR   4.63      1 ML+3.00    12/05/2024    1,121,525   1,132,740
  NN, Inc................................... BTL        B2     B+   4.82      1 ML+3.25    03/22/2021    1,731,450   1,740,107
  Utility One Source LP..................... BTL        B2     B    7.07      1 ML+5.50    04/18/2023      622,124     634,567
                                                                                                                   -----------
                                                                                                                     9,568,434
                                                                                                                   -----------
Media -- 7.3%
  Advantage Sales & Marketing LLC........... 1st Lien   B1     B    4.63      3 ML+3.25    07/23/2021    1,698,269   1,654,043
  Advantage Sales & Marketing LLC........... 2nd Lien  Caa1   CCC+  7.88      3 ML+6.50    07/25/2022    1,000,000     916,667
  Charter Communications Operating LLC...... BTL-B     Ba1    BBB-   TBD                   04/30/2025      815,063     815,445
  CSC Holdings, Inc......................... 1st Lien  Ba1     BB   3.74      1 ML+2.25    07/17/2025      508,072     505,532
  Delta 2 (Lux) SARL........................ BTL-B3     B2     B+   4.57      1 ML+3.00    02/01/2024    2,874,124   2,887,296
  Galleria Co............................... BTL-B     Ba1    BB+   4.38      1 ML+3.00    09/29/2023      992,512     995,614
  Getty Images, Inc......................... BTL-B      B3    CCC   5.19      1 WL+3.50    10/18/2019    1,807,103   1,635,428
  ION Media Networks, Inc................... BTL-B3     B1     B+   4.18      1 ML+2.75    12/18/2020    2,412,221   2,420,261
  Sinclair Television Group, Inc............ BTL-B     Ba1    BB+    TBD                   12/12/2024    2,150,000   2,147,983
  Unitymedia Hessen GmbH & Co. KG........... BTL-B     Ba3    BB-    TBD                   01/15/2026    1,085,000   1,082,513
  Unitymedia Hessen GmbH & Co. KG........... BTL-B     Ba3    BB-   3.73      1 ML+2.25    09/30/2025    1,260,000   1,260,450
  Univision Communications, Inc............. BTL-C4     B2    BB-   4.32      1 ML+2.75    03/15/2024      756,075     753,145
  Virgin Media Investments, Ltd............. BTL-I     Ba3    BB-   3.98      1 ML+2.50    01/15/2026      500,000     499,822
  Ziggo Secured Finance Partners............ BTL-E      B1    BB-   3.98      1 ML+2.50    04/15/2025      500,000     495,715
                                                                                                                   -----------
                                                                                                                    18,069,914
                                                                                                                   -----------
Metals & Mining -- 0.8%
  Crosby Worldwide, Ltd..................... 1st Lien  Caa1    B-   4.45      3 ML+3.00    11/23/2020    1,013,683     984,793
  Signode Industrial Group U.S., Inc........ BTL-B      B1     B    4.32      1 ML+2.75    05/04/2021      486,652     487,868
  Signode Industrial Group U.S., Inc........ BTL-B      B1     B    4.44      3 ML+2.75    05/04/2021      450,604     451,731
                                                                                                                   -----------
                                                                                                                     1,924,392
                                                                                                                   -----------
Multiline Retail -- 0.2%
  Neiman Marcus Group, Inc.................. BTL-B     Caa1   CCC   4.64      1 ML+3.25    10/25/2020      670,316     545,638
                                                                                                                   -----------

        AIG Senior Floating Rate Fund++
        PORTFOLIO OF INVESTMENTS -- December 31, 2017 -- (continued)

                                                        Ratings/(1)/
                                                        ------------
                                                                     Interest    Reference     Maturity  Principal    Value
            Industry Description                 Type   Moody's S&P    Rate        Rate       Date/(2)/  Amount**    (Note 2)
-------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 6.4%
  American Energy Marcellus LLC(5)(15)........ 1st Lien   Ca     D     5.47%    1 ML+4.25%    08/04/2020 $1,478,241 $ 1,082,812
  Arch Coal, Inc.............................. BTL        B1    BB-    4.82      1 ML+3.25    03/07/2024  2,173,575   2,187,838
  BCP Raptor LLC.............................. BTL-B      B3     B+    5.73      3 ML+4.25    06/24/2024    825,850     828,259
  BCP Renaissance Parent LLC.................. BTL-B      B1     B+    5.38      3 ML+4.00    10/31/2024  1,405,000   1,421,392
  California Resources Corp................... 2nd Lien   B2     B     6.24      1 ML+4.75    12/31/2022    395,000     395,987
  California Resources Corp.(5)............... 2nd Lien  Caa1    B     11.88    1 ML+10.38    12/31/2021    500,000     547,500
  Chesapeake Energy Corp...................... BTL        B1     B+    8.95      3 ML+7.50    08/23/2021    630,000     669,375
  Chief Exploration & Development LLC(5)...... 2nd Lien   NR     NR    7.96      3 ML+6.50    05/16/2021  2,160,000   2,130,300
  Energy Transfer Equity LP................... BTL       Ba2    BB-    3.50      1 ML+2.00    02/02/2024    793,908     790,559
  Foresight Energy LLC........................ 1st Lien   B2     B     7.44      3 ML+5.75    03/28/2022  2,025,922   1,891,705
  Medallion Midland Acquisition LLC........... 1st Lien   B2    BB-    4.82      1 ML+3.25    10/30/2024    475,000     474,703
  Peabody Energy Corp......................... 1st Lien  Ba3     B+    5.07      1 WL+3.50    03/31/2022    495,301     501,493
  Philadelphia Energy Solutions LLC(5)........ BTL-B      Ca    CCC-   8.50    USFRBPLR+4.00  04/04/2018    909,638     672,086
  Power Buyer LLC............................. BTL        B2     B+    4.94      3 ML+3.25    05/06/2020  1,020,630   1,021,056
  Power Buyer LLC(5).......................... 2nd Lien  Caa2   CCC+   8.94      3 ML+7.25    11/06/2020    670,000     670,000
  Traverse Midstream Partners LLC............. BTL        B1     B+    5.85      6 ML+4.00    09/27/2024    750,000     759,750
                                                                                                                    -----------
                                                                                                                     16,044,815
                                                                                                                    -----------
Personal Products -- 0.3%
  Revlon Consumer Products Corp............... BTL-B      B1     B-    5.07      1 ML+3.50    09/07/2023  1,086,250     809,256
                                                                                                                    -----------
Pharmaceuticals -- 2.0%
  Albany Molecular Research, Inc.............. BTL        B2     B     4.82      1 ML+3.25    08/30/2024    324,188     319,325
  Albany Molecular Research, Inc.............. 2nd Lien  Caa2    B-    8.57      1 ML+7.00    08/30/2025    295,000     287,994
  Catalent Pharma Solutions, Inc.............. BTL-B2    Ba3     BB    3.82      1 ML+2.25    05/20/2024  1,147,594   1,151,078
  Endo Luxembourg Finance Co.................. BTL-B     Ba2    BB-    5.88      1 ML+4.25    04/29/2024  1,610,653   1,618,131
  PAREXEL International Corp.................. BTL-B      B1     B     4.57      1 ML+3.00    09/27/2024    653,363     656,085
  Valeant Pharmaceuticals International, Inc.. BTL-F1     NR    BB-    4.94      1 ML+3.50    04/01/2022    857,635     870,040
                                                                                                                    -----------
                                                                                                                      4,902,653
                                                                                                                    -----------
Professional Services -- 0.5%
  Nexeo Solutions LLC......................... BTL-B1     B3     B   4.58-4.94   3 ML+3.25    06/09/2023  1,312,064   1,318,625
                                                                                                                    -----------
Real Estate Investment Trusts -- 1.3%
  Capital Automotive LP....................... 2nd Lien   NR    CCC+   7.57      1 ML+6.00    03/24/2025    470,971     478,035
  MGM Growth Properties LLC................... BTL       Ba3    BB+    3.82      1 ML+2.25    04/25/2023    983,700     987,038
  VICI Properties 1 LLC....................... BTL-B     Ba3    BB+     TBD                   12/20/2024  1,785,000   1,785,371
                                                                                                                    -----------
                                                                                                                      3,250,444
                                                                                                                    -----------
Real Estate Management & Development -- 0.4%
  DTZ US Borrower LLC......................... 1st Lien   B1     B+  4.63-4.94   3 ML+3.25    11/04/2021  1,003,856     989,695
  DTZ US Borrower LLC(5)...................... 2nd Lien   B3     B-    9.63      3 ML+8.25    11/04/2022     92,340      90,494
                                                                                                                    -----------
                                                                                                                      1,080,189
                                                                                                                    -----------
Road & Rail -- 0.5%
  Kenan Advantage Group, Inc.................. BTL        B1     B+    4.57      1 ML+3.00    07/31/2022    915,545     916,404
  Kenan Advantage Group, Inc.................. BTL-B      B1     B+    4.57      1 ML+3.00    07/31/2022    221,254     221,461
                                                                                                                    -----------
                                                                                                                      1,137,865
                                                                                                                    -----------
Semiconductors & Semiconductor Equipment -- 0.2%
  Integrated Device Technology, Inc........... BTL-B     Baa3    BB    4.57      1 ML+3.00    04/04/2024    535,950     537,290
                                                                                                                    -----------
Software -- 3.5%
  Almonde, Inc................................ BTL-B      B2     B     4.98      3 ML+3.50    06/13/2024  1,251,862   1,254,888
  Almonde, Inc................................ BTL       Caa2   CCC+   8.73      3 ML+7.25    06/13/2025    230,000     230,000
  Change Healthcare Holdings, Inc............. BTL-B8    Ba3     B+    4.32      1 ML+2.75    03/01/2024  1,488,750   1,490,379
  Epicore Software Co......................... 1st Lien   B2     B-    5.32      1 ML+3.75    06/01/2022  1,016,723   1,017,782
  Hyland Software, Inc........................ BTL-B1     B1     B     4.82      1 ML+3.25    07/01/2022    710,595     714,592
  Hyland Software, Inc........................ 2nd Lien  Caa1   CCC+   8.57      1 ML+7.00    07/07/2025    315,000     318,150
  Lawson Software, Inc........................ BTL-B6     B1     B     4.44      3 ML+2.75    02/01/2022    690,419     691,775

        AIG Senior Floating Rate Fund++
        PORTFOLIO OF INVESTMENTS -- December 31, 2017 -- (continued)

                                                                       Ratings/(1)/
                                                                       ------------
                                                                                    Interest  Reference    Maturity  Principal
              Industry Description                        Type         Moody's S&P    Rate       Rate     Date/(2)/  Amount**
--------------------------------------------------------------------------------------------------------------------------------
Software (continued)
  MA FinanceCo. LLC............................... BTL-B3                B1    BB-    4.32%   1 ML+2.75%  06/21/2024 $  128,978
  Quest Software US Holdings, Inc................. BTL-B2                B2     B     6.92    3 ML+5.50   10/31/2022    255,000
  RP Crown Parent LLC............................. BTL-B                 B1     B     4.57    1 ML+3.00   10/12/2023    881,100
  Seattle Spinco, Inc............................. BTL-B3                B1    BB-    4.32    1 ML+2.75   06/21/2024    871,022
  SS&C Technologies, Inc.......................... BTL-B1               Ba2    BB+    3.82    1 ML+2.25   07/08/2022    873,424
  SS&C Technologies, Inc.......................... BTL-B2               Ba2    BB+    3.82    1 ML+2.25   07/08/2022     16,388



Specialty Retail -- 1.8%
  At Home Holding III, Inc........................ BTL                   B2     B     4.88    3 ML+3.50   06/03/2022    685,520
  Bass Pro Group LLC.............................. BTL-B                 B1     B+    6.57    1 ML+5.00   09/25/2024  1,735,650
  J Crew Operating Corp........................... BTL-B1               Caa2   CCC  4.50-4.57 1 ML+3.00   03/05/2021    340,039
  J Crew Operating Corp........................... BTL-B1               Caa2   CCC    4.69    3 ML+3.00   03/05/2021    388,913
  PetSmart, Inc................................... BTL-B2               Ba3    CCC+   4.57    1 ML+3.00   03/11/2022  1,065,248
  Staples, Inc.................................... BTL-B                 B1     B+    5.49    3 ML+4.00   09/12/2024    870,000



Water Utilities -- 0.1%
  HD Supply Waterworks, Inc....................... BTL-B                 B2     B+    4.46    6 ML+3.00   08/01/2024    320,000

Wireless Telecommunication Services -- 1.0%
  Maxar Technologies Ltd.......................... BTL-B                Ba3     BB    4.10    3 ML+2.75   10/04/2024    620,000
  Sprint Communications, Inc...................... BTL-B                Ba2    BB-    4.13    1 ML+2.50   02/02/2024  1,985,000



  Total Loans (cost $226,435,909).................

U.S. CORPORATE BONDS & NOTES -- 4.6%
Building Products -- 0.5%
  Beacon Escrow Corp.*............................ Senior Notes          B3     B+    4.88                11/01/2025    705,000
  FBM Finance, Inc.*.............................. Sec. Notes            B3     B+    8.25                08/15/2021    516,000



Commercial Services & Supplies -- 1.3%
  Brand Energy and Infrastructure Services, Inc.*. Senior Notes         Caa2   CCC+      8.50             07/15/2025  1,000,000
  Hertz Corp.*.................................... Sec. Notes            B1    BB-       7.63             06/01/2022    750,000
  Reynolds Group Issuer, Inc. FRS*................ Senior Sec. Notes     B1     B+       4.86 3 ML+3.50   07/15/2021  1,245,000



Consumer Finance -- 0.3%
  Freedom Mortgage Corp.*......................... Senior Notes          B2     B        6.50             11/15/2024    500,000
  Navient Corp.................................... Senior Notes         Ba3     B+       6.50             06/15/2022    300,000



Containers & Packaging -- 0.3%
  Flex Acquisition Co., Inc.*..................... Senior Notes         Caa1   CCC+      6.88             01/15/2025    635,000

Diversified Financial Services -- 0.3%
  Arch Merger Sub, Inc.*.......................... Senior Notes          B3     B-       8.50             09/15/2025    650,000

Insurance -- 0.4%
  Springleaf Finance Corp......................... Company Guar. Notes   B2     B        6.13             05/15/2022    500,000
  USIS Merger Sub, Inc.*.......................... Senior Notes         Caa2   CCC+      6.88             05/01/2025    500,000



IT Services -- 0.4%
  First Data Corp.*............................... Company Guar. Notes   B3     B        7.00             12/01/2023  1,000,000

Multi Utilities -- 0.0%
  Texas Competitive Electric Holdings Co.
   LLC*(5)........................................ Escrow Notes          NR     NR       6.25             10/01/2020  4,174,956



                                                      Value
              Industry Description                   (Note 2)
---------------------------------------------------------------
Software (continued)
  MA FinanceCo. LLC............................... $    129,236
  Quest Software US Holdings, Inc.................      258,698
  RP Crown Parent LLC.............................      883,119
  Seattle Spinco, Inc.............................      872,662
  SS&C Technologies, Inc..........................      878,201
  SS&C Technologies, Inc..........................       16,481
                                                   ------------
                                                      8,755,963
                                                   ------------
Specialty Retail -- 1.8%
  At Home Holding III, Inc........................      684,234
  Bass Pro Group LLC..............................    1,725,344
  J Crew Operating Corp...........................      202,607
  J Crew Operating Corp...........................      231,727
  PetSmart, Inc...................................      852,199
  Staples, Inc....................................      849,881
                                                   ------------
                                                      4,545,992
                                                   ------------
Water Utilities -- 0.1%
  HD Supply Waterworks, Inc.......................      321,600
                                                   ------------
Wireless Telecommunication Services -- 1.0%
  Maxar Technologies Ltd..........................      622,712
  Sprint Communications, Inc......................    1,982,519
                                                   ------------
                                                      2,605,231
                                                   ------------
  Total Loans (cost $226,435,909).................  224,899,017
                                                   ------------
U.S. CORPORATE BONDS & NOTES -- 4.6%
Building Products -- 0.5%
  Beacon Escrow Corp.*............................      707,644
  FBM Finance, Inc.*..............................      548,250
                                                   ------------
                                                      1,255,894
                                                   ------------
Commercial Services & Supplies -- 1.3%
  Brand Energy and Infrastructure Services, Inc.*.    1,050,000
  Hertz Corp.*....................................      785,625
  Reynolds Group Issuer, Inc. FRS*................    1,263,674
                                                   ------------
                                                      3,099,299
                                                   ------------
Consumer Finance -- 0.3%
  Freedom Mortgage Corp.*.........................      509,375
  Navient Corp....................................      314,850
                                                   ------------
                                                        824,225
                                                   ------------
Containers & Packaging -- 0.3%
  Flex Acquisition Co., Inc.*.....................      657,606
                                                   ------------
Diversified Financial Services -- 0.3%
  Arch Merger Sub, Inc.*..........................      601,250
                                                   ------------
Insurance -- 0.4%
  Springleaf Finance Corp.........................      518,750
  USIS Merger Sub, Inc.*..........................      505,000
                                                   ------------
                                                      1,023,750
                                                   ------------
IT Services -- 0.4%
  First Data Corp.*...............................    1,057,500
                                                   ------------
Multi Utilities -- 0.0%
  Texas Competitive Electric Holdings Co.
   LLC*(5)........................................       31,312
                                                   ------------

        AIG Senior Floating Rate Fund++
        PORTFOLIO OF INVESTMENTS -- December 31, 2017 -- (continued)

                                                                               Ratings/(1)/
                                                                               ------------
                                                                                                                  Principal
                                                                                            Interest    Maturity  Amount**/
                  Industry Description                            Type         Moody's S&P    Rate     Date/(2)/   Shares
-----------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 0.9%
  Foresight Energy/Finance*............................... Sec. Notes           Caa2   CCC   11.50%    04/01/2023 $  715,000
  Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.*......... Company Guar. Notes  Caa2   CCC+   8.75     04/15/2023  1,215,000
  Warrior Met Coal, Inc.*................................. Senior Sec. Notes     B3     B-    8.00     11/01/2024    525,000



Machinery -- 0.1%
  BlueLine Rental LLC*.................................... Sec. Notes           Caa1    B     9.25     03/15/2024    325,000

Personal Products -- 0.1%
  Revlon Escrow Corp...................................... Company Guar. Notes  Caa1   CCC+   6.25     08/01/2024    505,000

Real Estate Investment Trusts -- 0.0%
  VICI Properties 1 LLC / VICI FC, Inc.................... Sec. Notes            B1     B     8.00     10/15/2023     56,060

  Total U.S. Corporate Bonds & Notes (cost $11,681,831)...

FOREIGN CORPORATE BONDS & NOTES -- 2.0%
Banks -- 0.2%
  Itau Unibanco Holding SA*(10)........................... Sub. Notes            B2     NR    7.25     12/12/2022    500,000

Containers & Packaging -- 0.3%
  Ardagh Packaging Finance PLC*........................... Company Guar. Notes   B3     B     7.25     05/15/2024    685,000

Energy Equipment & Services -- 0.4%
  Shelf Drilling Holdings, Ltd.*.......................... Sec. Notes            B2     B-    9.50     11/02/2020    936,977

Metals & Mining -- 0.3%
  Costellium NV*.......................................... Senior Notes          B3     B-    6.63     03/01/2025    655,000

Oil, Gas & Consumable Fuels -- 0.2%
  Tullow Oil PLC*......................................... Company Guar. Notes  Caa1    B-    6.00     11/01/2020    500,000

Pharmaceuticals -- 0.6%
  Endo International PLC*................................. Company Guar. Notes   B3    CCC+   6.00     07/15/2023    560,000
  Valeant Pharmaceuticals*................................ Senior Sec. Notes    Ba3    BB-    7.00     03/15/2024    630,000
  Valeant Pharmaceuticals*................................ Senior Sec. Notes    Caa1    B-    7.00     12/15/2025    385,000



  Total Foreign Corporate Bonds & Notes (cost $5,755,481).

COMMON STOCKS -- 0.3%
Energy Equipment & Services -- 0.0%
  Paragon Offshore, Litigation Trust, Class A+(5)(9)......                                                             1,242
  Paragon Offshore, Litigation Trust, Class B+(5)(9)......                                                               621
  Paragon Offshore, Ltd.+(5)(9)...........................                                                             1,242



Industrial Conglomerates -- 0.2%
  AFG Holdings, Inc.+(5)(9)...............................                                                            14,309

Media -- 0.0%
  Vivial+(5)(6)(9)........................................                                                             1,136

Oil, Gas & Consumable Fuels -- 0.1%
  TE Holdcorp LLC, Class A+(5)(6)(9)......................                                                            44,278

  Total Common Stocks (cost $3,245,263)...................

PREFERRED SECURITIES/CAPITAL SECURITIES -- 0.7%
Banks -- 0.7%
  Banco Bilbao Vizcaya Argentaria SA(10)..................                      Ba2     NR    6.13     11/16/2027    800,000
  Banco Bilbao Vizcaya Argentaria SA(10)..................                       NR     NR    9.00     05/09/2018    400,000
  Societe Generale SA(10).................................                      Ba2    BB+    8.25     11/29/2018    400,000

  Total Preferred Securities/Capital Securities
   (cost $1,654,503)......................................

  Total Long-Term Investment Securities
   (cost $248,772,987)....................................




                                                              Value
                  Industry Description                       (Note 2)
-----------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 0.9%
  Foresight Energy/Finance*............................... $    584,513
  Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.*.........    1,178,549
  Warrior Met Coal, Inc.*.................................      542,063
                                                           ------------
                                                              2,305,125
                                                           ------------
Machinery -- 0.1%
  BlueLine Rental LLC*....................................      346,938
                                                           ------------
Personal Products -- 0.1%
  Revlon Escrow Corp......................................      308,050
                                                           ------------
Real Estate Investment Trusts -- 0.0%
  VICI Properties 1 LLC / VICI FC, Inc....................       62,636
                                                           ------------
  Total U.S. Corporate Bonds & Notes (cost $11,681,831)...   11,573,585
                                                           ------------
FOREIGN CORPORATE BONDS & NOTES -- 2.0%
Banks -- 0.2%
  Itau Unibanco Holding SA*(10)...........................      505,275
                                                           ------------
Containers & Packaging -- 0.3%
  Ardagh Packaging Finance PLC*...........................      745,794
                                                           ------------
Energy Equipment & Services -- 0.4%
  Shelf Drilling Holdings, Ltd.*..........................      954,545
                                                           ------------
Metals & Mining -- 0.3%
  Costellium NV*..........................................      690,206
                                                           ------------
Oil, Gas & Consumable Fuels -- 0.2%
  Tullow Oil PLC*.........................................      504,400
                                                           ------------
Pharmaceuticals -- 0.6%
  Endo International PLC*.................................      439,600
  Valeant Pharmaceuticals*................................      674,100
  Valeant Pharmaceuticals*................................      401,247
                                                           ------------
                                                              1,514,947
                                                           ------------
  Total Foreign Corporate Bonds & Notes (cost $5,755,481).    4,915,167
                                                           ------------
COMMON STOCKS -- 0.3%
Energy Equipment & Services -- 0.0%
  Paragon Offshore, Litigation Trust, Class A+(5)(9)......        1,242
  Paragon Offshore, Litigation Trust, Class B+(5)(9)......       14,179
  Paragon Offshore, Ltd.+(5)(9)...........................       22,666
                                                           ------------
                                                                 38,087
                                                           ------------
Industrial Conglomerates -- 0.2%
  AFG Holdings, Inc.+(5)(9)...............................      565,206
                                                           ------------
Media -- 0.0%
  Vivial+(5)(6)(9)........................................       22,572
                                                           ------------
Oil, Gas & Consumable Fuels -- 0.1%
  TE Holdcorp LLC, Class A+(5)(6)(9)......................       72,174
                                                           ------------
  Total Common Stocks (cost $3,245,263)...................      698,039
                                                           ------------
PREFERRED SECURITIES/CAPITAL SECURITIES -- 0.7%
Banks -- 0.7%
  Banco Bilbao Vizcaya Argentaria SA(10)..................      825,000
  Banco Bilbao Vizcaya Argentaria SA(10)..................      409,000
  Societe Generale SA(10).................................      418,500
                                                           ------------
  Total Preferred Securities/Capital Securities
   (cost $1,654,503)......................................    1,652,500
                                                           ------------
  Total Long-Term Investment Securities
   (cost $248,772,987)....................................  243,738,308
                                                           ------------

        AIG Senior Floating Rate Fund++
        PORTFOLIO OF INVESTMENTS -- December 31, 2017 -- (continued)

                                                                                       Principal
                                                                                       Amount**/      Value
                         Industry Description                                           Shares       (Note 2)
----------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES -- 0.8%
Registered Investment Companies -- 0.8%
  State Street Institutional Liquid Reserves Fund, Administration Class
   1.18%(11)
  (cost $2,087,070)................................................................    2,087,070   $  2,086,861
                                                                                                   ------------
REPURCHASE AGREEMENTS -- 2.6%
  Bank of America Securities LLC Joint Repurchase Agreement(12)....................   $  995,000        995,000
  Barclays Capital, Inc. Joint Repurchase Agreement(12)............................    1,105,000      1,105,000
  BNP Paribas SA Joint Repurchase Agreement(12)....................................    1,895,000      1,895,000
  Deutsche Bank AG Joint Repurchase Agreement(12)..................................      735,000        735,000
  RBS Securities, Inc. Joint Repurchase Agreement(12)..............................    1,770,000      1,770,000
                                                                                                   ------------
  Total Repurchase Agreements (cost $6,500,000)....................................                   6,500,000
                                                                                                   ------------
TOTAL INVESTMENTS
  (cost $257,360,057)(16)..........................................................        101.3%   252,325,169
Liabilities in excess of other assets................................................       (1.3)%   (3,287,333)
                                                                                      ----------   ------------
NET ASSETS...........................................................................      100.0%  $249,037,836
                                                                                      ==========   ============

--------
BTL Bank Term Loan
CTL Cayman Term Loan
EUR Euro Currency
NR  Security is not rated.
FRS--FloatingRate Security
The rates shown on FRS are the current interest rates as of December 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.
TBD--Seniorloan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.
+   Non-income producing security
++  See Note 1
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At December 31, 2017, the aggregate value of these securities was $15,284,466, representing 6.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
**  Denominated in United States Dollars unless otherwise noted.
(1) Bank loans rated below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered below investment grade. Ratings provided are as of December 31, 2017.
(2) Based on the stated maturity, the weighted average to maturity of the loans held in the portfolio is approximately 69 months. Loans in the Fund's portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(3) The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(4) All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(5) Illiquid security. At December 31, 2017, the aggregate value of these securities was $11,604,246 representing 4.7% of net assets.
(6) Security classified as Level 3 (see Note 2).
(7) All or a portion of this holding is subject to unfunded loan commitments (see Note 10).
(8) "Payment-in-Kind" (PIK) security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at 9.69%. The security is also currently paying interest in the form of additional loans at 1.00%.

        AIG Senior Floating Rate Fund++
        PORTFOLIO OF INVESTMENTS -- December 31, 2017 -- (continued)

(9) Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2017, the Fund held the following restricted securities:

                                              Acquisition        Acquisition          Value Per % of Net
Description                                      Date     Shares    Cost      Value     Share    Assets
-----------                                   ----------- ------ ----------- -------- --------- --------
Loans
-----
  Paragon Offshore, Ltd. Escrow Holding...... 07/18/2016   4,988 $       53  $      0  $ 0.00     0.00%
Common Stocks
-------------
  AFG Holdings, Inc.......................... 01/22/2013  14,309    911,112   565,206   39.50     0.23
  Paragon Offshore Litigation Trust, Class A. 07/11/2014   1,242        704     1,242    1.00     0.00
  Paragon Offshore Litigation Trust, Class B. 10/21/2014     621     10,557    14,179   22.83     0.01
  Paragon Offshore, Ltd...................... 07/11/2014   1,242     16,146    22,666   18.25     0.01
  TE Holdcorp LLC, Class A................... 12/31/2016  44,278  1,638,216    72,174    1.63     0.03
  Vivial..................................... 04/24/2008   1,136    668,529    22,572   19.87     0.01
                                                                             --------             ----
                                                                             $698,039             0.29%
                                                                             ========             ====

(10)Perpetual maturity -- maturity date reflects the next call date.
(11)The rate shown is the 7-day yield as of December 31, 2017.
(12)See Note 2 for details of the Joint Repurchase Agreement.
(13)"Payment-in-Kind" (PIK) security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at 7.28%. The security is also currently paying interest in the form of additional loans at 1.54%.
(14)"Payment-in-Kind" (PIK) security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at 1.00%. The security is also currently paying interest in the form of additional loans at 6.35%.
(15)Loan is in default of interest.
(16)See Note 6 for cost of investments on a tax basis.

INDEX LEGEND
1 ML-- 1 Month USD LIBOR
1 WL-- 1 Week USD LIBOR
2 ML-- 2 Month USD LIBOR
2 ME-- 2 Month Euribor
3 ME-- 3 Month Euribor
3 ML-- 3 Month USD LIBOR
USFRBPLR-- US Federal Reserve Bank Prime Loan Rate

Forward Foreign Currency Contracts
------------------------------------------------------------------------------------------------------------

                                             Contract to   In Exchange   Delivery   Unrealized   Unrealized
Counterparty                                   Deliver         For         Date    Appreciation Depreciation
------------------------------------------------------------------------------------------------------------
Bank of America, N.A....................... EUR 2,167,000 USD 2,568,599 01/31/2018   $    --      $(35,672)
Citibank, N.A.............................. EUR 2,167,000 USD 2,578,037 01/31/2018        --       (26,235)
HSBC Bank USA.............................. USD 1,346,486 EUR 1,130,128 01/31/2018    11,686            --
                                                                                     -------      --------
Net Unrealized Appreciation/(Depreciation).                                          $11,686      $(61,907)
                                                                                     =======      ========

--------
EUR--EuroCurrency
USD--UnitedStates Dollar

        AIG Senior Floating Rate Fund++
        PORTFOLIO OF INVESTMENTS -- December 31, 2017 -- (continued)


The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2017 (see Note 2):

                                         Level 1 -- Unadjusted Level 2 -- Other  Level 3 -- Significant
                                             Quoted Prices     Observable Inputs  Unobservable Inputs      Total
                                         --------------------- ----------------- ---------------------- ------------
ASSETS:
Investments at Value:*
Loans:
  Energy Equipment & Services...........      $       --         $  2,810,426           $     0         $  2,810,426
  Other Industries......................              --          222,088,591                --          222,088,591
U.S. Corporate Bonds & Notes............              --           11,573,585                --           11,573,585
Foreign Corporate Bonds & Notes.........              --            4,915,167                --            4,915,167
Common Stocks:
  Energy Equipment & Services...........              --               38,087                --               38,087
  Industrial Conglomerates..............              --              565,206                --              565,206
  Media.................................              --                   --            22,572               22,572
  Oil, Gas & Consumable Fuels...........              --                   --            72,174               72,174
Preferred Securities/Capital Securities.              --            1,652,500                --            1,652,500
Short-Term Investment Securities........       2,086,861                   --                --            2,086,861
Repurchase Agreements...................              --            6,500,000                --            6,500,000
                                              ----------         ------------           -------         ------------
Total Investments at Value..............      $2,086,861         $250,143,562           $94,746         $252,325,169
                                              ==========         ============           =======         ============
Other Financial Instruments:@
Forward Foreign Currency Contracts......      $       --         $     11,686           $    --         $     11,686
                                              ==========         ============           =======         ============
LIABILITIES:
Other Financial Instruments:@
Forward Foreign Currency Contracts......      $       --         $     61,907           $    --         $     61,907
                                              ==========         ============           =======         ============

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.
@ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.
--------
++ See Note 1

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2017

Note 1. Organization of the Fund

   SunAmerica Senior Floating Rate Fund, Inc. (the "Corporation") is an open-end, diversified management investment company organized as a Maryland corporation in 1998 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Corporation consists of one series -- AIG Senior Floating Rate Fund (the "Fund"). The Fund is managed by SunAmerica Asset Management, LLC (the "Adviser" or "SunAmerica"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The Fund's investment goal and principal investment techniques are to provide as high a level of current income as is consistent with the preservation of capital by investing, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in senior secured floating rate loans and other institutionally traded secured floating rate debt obligations ("Loans"). The Fund may also purchase both investment grade and high yield fixed income securities and money market instruments, although the Fund may not invest more than 10% of its total assets in high yield fixed income securities. The Fund may invest in foreign securities, including up to 10% of its total assets in non-U.S. dollar denominated Loans and high yield fixed income securities and up to 25% of its total assets in U.S. dollar denominated Loans issued by non-U.S. companies.

   On November 18, 2016, the Board of Directors approved a change in the name of the SunAmerica Senior Floating Rate Fund to the AIG Senior Floating Rate Fund effective February 28, 2017. SunAmerica Asset Management, LLC continues to serve as investment adviser of the Fund and retains its current name. In addition, there was no change in the Fund's investment goal or strategy, portfolio manager or ticker symbols in connection with the rebranding.

   The Fund offers three classes of shares: Class A, Class C and Class W. These classes within the Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares-- Offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge ("CDSC") on redemptions made within two years of purchase.

   Class C shares-- Offered for sale at net asset value without a front-end sales charge, although a CDSC may be imposed on redemptions made within 12 months of purchase.

   Class W shares-- Offered at net asset value per share. The class is offered exclusively through advisory fee-based programs sponsored by certain financial intermediaries and other programs. Class W shares of the Fund commenced operations effective April 20, 2017.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Fund's registration statement. Class A and Class C shares each make distribution and account maintenance fee payments under the distribution plans pursuant to Rule 12b-1 under the 1940 Act, with Class C shares being subject to higher distribution fee rates. Class W shares have not adopted a 12b-1 plan and make no payments thereunder, however, Class W shares pay a service fee to the Fund's distributor for providing administrative and shareholder services.

   Indemnifications: The Fund's organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising out of the performance of their duties to the Fund. In addition, pursuant to Indemnification Agreements between the Fund and each of the current directors who is not an "interested person," as defined in
   Section 2(a)(19) of the 1940 Act, of the Fund (collectively, the "Disinterested Directors"), the Fund provides the Disinterested Directors with a limited indemnification against liabilities arising out of the performance of their duties to the Fund, whether such liabilities are asserted during or after their service as directors. In addition, in the normal course of business, the Fund enters into contracts that contain the obligation to indemnify others. The Fund's maximum exposure under these arrangements is unknown. Currently, however, the Fund expects the risk of loss to be remote.

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2017 -- (continued)


Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

   Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities

   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the "Board"), etc.)

   Level 3 -- Significant unobservable inputs (includes inputs that reflect the Fund's own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

   Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

   The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

   The summary of the Fund's assets and liabilities classified in the fair value hierarchy as of December 31, 2017, is reported on a schedule following the Portfolio of Investments.

   Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2017 -- (continued)


   As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Fund uses the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund's shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities and foreign equity futures contracts, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

   Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

   Senior secured floating rate loans ("Loans") are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

   Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

   Forward foreign currency contracts ("forward contracts") are valued at the 4:00 pm Eastern time forward rate and are generally categorized as Level 2.

   The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Fund, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   Derivative Instruments:

   Forward Foreign Currency Contracts: During the period, the Fund used forward contracts to protect against uncertainty in the level of future exchange rates.

   A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Fund as unrealized appreciation or depreciation. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2017 -- (continued)


   Risks to the Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund's loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund's maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

   Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following the Fund's Portfolio of Investments.

   Master Agreements: The Fund holds derivative instruments and other financial instruments whereby the Fund may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements ("Master Agreements") with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. Collateral requirements are generally determined based on the Fund's net position with each counterparty. Master Agreements may also include certain provisions that require the Fund to post additional collateral upon the occurrence of certain events, such as when a Fund's net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to the Fund may also occur upon a decline in the Fund's net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty's long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty's credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund's counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to the Fund's financial statements. The Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

   The following tables represent the value of derivatives held as of December 31, 2017, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ended December 31, 2017. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of December 31, 2017, please refer to a schedule following the Fund's Portfolio of Investments.

                    Asset Derivatives            Liability Derivatives
                    -----------------            --------------------
                                                       Foreign
               Foreign Exchange Contracts         Exchange Contracts
               --------------------------         -----------------
                                                   Forward Foreign
          Forward Foreign Currency Contracts(1)  Currency Contracts(2)
          -------------------------------------  --------------------
                         $11,686                       $61,907
                         =======                       =======

       Statement of Assets and Liabilities Location:
          (1)  Unrealized appreciation on forward foreign currency contracts
          (2)  Unrealized depreciation on forward foreign currency contracts

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2017 -- (continued)

                                                Change in Unrealized
               Realized Gain (Loss)          Appreciation (Depreciation)
             on Derivatives Recognized        on Derivatives Recognized
            in Statement of Operations        in Statement of Operations
            --------------------------        -------------------------
                                                       Foreign
            Foreign Exchange Contracts            Exchange Contracts
            --------------------------            ----------------
                                                   Forward Foreign
       Forward Foreign Currency Contracts(1)     Currency Contracts(2)
       -------------------------------------     -------------------
                    $(144,733)                        $(40,197)
                    ==========                        ========

       Statement of Operations Location:
          (1)  Net realized gain (loss) on forward contracts
          (2) Change in unrealized appreciation (depreciation) on forward contracts

   The following table represents the average monthly balance of derivatives held during the year ended December 31, 2017:

                                                  Average Amount
                                                    Outstanding
                                                 During the Period
                                               ---------------------
                                                      Foreign
           Fund                                Exchange Contracts(1)
           ----                                ---------------------
           Senior Floating Rate...............      $2,591,727
                                                    ==========

       -
      (1) Amounts represent notional amounts in US dollars.

   The following table sets forth the Fund's derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of December 31, 2017. The repurchase agreements held by the Fund as of December 31, 2017, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Fund's holdings in repurchase agreements.

                                                 AIG Senior Floating Rate Fund
                               -----------------------------------------------------------------
                                     Derivative Assets(1)           Derivative Liabilities(1)
                               --------------------------------- -------------------------------
                                Forward                           Forward                             Net
                                Foreign                           Foreign                         Derivative    Collateral
                               Currency   OTC   Options          Currency   OTC  Options            Assets       Pledged/
Counterparty                   Contracts Swaps Purchased  Total  Contracts Swaps Written  Total  (Liabilities) (Received)(2)
------------                   --------- ----- --------- ------- --------- ----- ------- ------- ------------- -------------
Bank of America, N.A..........  $    --   $--     $--    $    --  $35,672   $--    $--   $35,672   $(35,672)        $--
Citibank N.A..................       --    --      --         --   26,235    --     --    26,235    (26,235)         --
HSBC Bank USA, N.A............   11,686    --      --     11,686       --    --     --        --     11,686          --
                                -------   ---     ---    -------  -------   ---    ---   -------   --------         ---
Total.........................  $11,686   $--     $--    $11,686  $61,907   $--    $--   $61,907   $(50,221)        $--
                                =======   ===     ===    =======  =======   ===    ===   =======   ========         ===






                                  Net
Counterparty                   Amount(3)
------------                   ---------
Bank of America, N.A.......... $(35,672)
Citibank N.A..................  (26,235)
HSBC Bank USA, N.A............   11,686
                               --------
Total......................... $(50,221)
                               ========

       -
       (1)Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
       (2)For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the net amount of the derivative asset/liability in the above table.
       (3)Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

   Repurchase Agreements: The Fund, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest, to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2017 -- (continued)

   the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
   As of December 31, 2017, the Fund held an undivided interest in a joint repurchase agreement with Bank of America Securities LLC:

                                                       Percentage Principal
                                                       Ownership   Amount
                                                       ---------- ---------
    Senior Floating Rate Fund.........................    2.21%   $995,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   Bank of America Securities LLC, dated December 29, 2017, bearing interest at a rate of 1.38% per annum, with principal amount of $45,000,000, a repurchase price of $45,006,900, and a maturity date of January 2, 2018. The repurchase agreement is collateralized by the following:

                               Interest  Maturity
Type of Collateral               Rate      Date    Principal Amount    Value
------------------             -------- ---------- ---------------- -----------
U.S. Treasury Notes...........   1.13%  09/30/2021   $47,460,900    $45,894,320

   As of December 31, 2017, the Fund held an undivided interest in a joint repurchase agreement with Barclays Capital, Inc.:

                                                       Percentage Principal
                                                       Ownership   Amount
                                                       ---------- ----------
    Senior Floating Rate Fund.........................    2.21%   $1,105,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   Barclays Capital, Inc., dated December 29, 2017, bearing interest at a rate of 1.35% per annum, with a principal amount of $50,000,000, a repurchase price of $50,007,500, and a maturity date of January 2, 2018. The repurchase agreement is collateralized by the following:

                               Interest  Maturity
Type of Collateral               Rate      Date    Principal Amount    Value
------------------             -------- ---------- ---------------- -----------
U.S. Treasury Notes...........   2.00%  11/15/2026   $52,646,000    $50,985,545

   As of December 31, 2017, the Fund held an undivided interest in a joint repurchase agreement with BNP Paribas SA:

                                               Percentage Principal
                                               Ownership   Amount
                                               ---------- ----------
           Senior Floating Rate Fund..........    2.23%   $1,895,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   BNP Paribas SA, dated December 29, 2017, bearing interest at a rate of 1.35% per annum, with a principal amount of $85,000,000, a repurchase price of $85,012,750, and a maturity date of January 2, 2018. The repurchase agreement is collateralized by the following:

                               Interest  Maturity
Type of Collateral               Rate      Date    Principal Amount    Value
------------------             -------- ---------- ---------------- -----------
U.S. Treasury Notes...........   2.13%  05/15/2025   $87,944,000    $86,671,643

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2017 -- (continued)


   As of December 31, 2017, the Fund held an undivided interest in a joint repurchase agreement with Deutsche Bank AG:

                                                       Percentage Principal
                                                       Ownership   Amount
                                                       ---------- ---------
    Senior Floating Rate Fund.........................    2.21%   $735,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   Deutsche Bank AG, dated December 29, 2017, bearing interest at a rate of 1.39% per annum, with a principal amount of $33,185,000, a repurchase price of $33,190,125, and a maturity date of January 2, 2018. The repurchase agreement is collateralized by the following:

                               Interest  Maturity
Type of Collateral               Rate      Date    Principal Amount    Value
------------------             -------- ---------- ---------------- -----------
U.S. Treasury Notes...........   3.63%  08/15/2019   $32,518,000    $33,857,416

   As of December 31, 2017, the Fund held an undivided interest in a joint repurchase agreement with RBS Securities, Inc.:

                                                       Percentage Principal
                                                       Ownership   Amount
                                                       ---------- ----------
    Senior Floating Rate Fund.........................    2.21%   $1,770,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   RBS Securities, Inc., dated December 29, 2017, bearing interest at a rate of 1.34% per annum, with a principal amount of $80,000,000, a repurchase price of $80,011,911, and a maturity date of January 2, 2018. The repurchase agreement is collateralized by the following:

                               Interest  Maturity
Type of Collateral               Rate      Date    Principal Amount    Value
------------------             -------- ---------- ---------------- -----------
U.S. Treasury Notes...........   1.25%  10/31/2018   $81,840,000    $81,664,044

   When-Issued Securities and Forward Commitments: The Fund may purchase or sell when-issued securities that have been authorized, but not yet issued in the market. In addition, the Fund may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Fund may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

   Loans: The Fund invests in senior loans which generally consist of direct debt obligations of companies (collectively, "Borrowers"), primarily U.S. companies and their affiliates, undertaken to finance the growth of the Borrower's business internally and externally, or to finance a capital restructuring. Transactions in senior loans may settle on a delayed basis. Loans outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date. For financial statement purposes, the Fund

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2017 -- (continued)

   amortizes all premiums and accretes all discounts. Facility fees received, which were $226,822 for the year ended December 31, 2017, are accreted to income over the life of the Loans. Other income, including amendment fees, commitment fees, letter of credit fees, etc., which were $888,973 for the year ended December 31, 2017, are recorded as income when received or contractually due to the Fund.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

   Dividends from net investment income are normally declared daily and paid monthly. Capital gain distributions, if any, are paid annually. The Fund records dividends and distributions to the shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by the reclassifications.

   The Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that the Fund will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

   The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2014-2016 or expected to be taken in the Fund's 2017 tax return. The Fund is not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund files U.S. federal and certain state income tax returns. With few exceptions, the Fund is no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2014.

   Foreign Currency Translation: The books and records of the Fund is maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

   The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

   Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

   New Accounting Pronouncement: In October 2016, the SEC adopted amendments to rules under the 1940 Act ("final rules") intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosure in

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2017 -- (continued)

   fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments and investments in and advances to affiliates and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X was August 1, 2017. All required changes have been made in accordance with Regulation S-X.

Note 3. Capital Share Transactions

   Transactions in capital shares of each class of the Fund were as follows:

                                      For the                   For the
                                    year ended                year ended
                                 December 31, 2017         December 31, 2016
                             ------------------------  ------------------------
                               Shares       Amount       Shares         Amount
Class A                      ----------  ------------  ----------    ------------
Shares sold.................  3,434,101  $ 27,824,751   4,951,013    $ 39,136,197
Reinvested distributions....    421,399     3,408,788     440,371       3,436,435
Shares redeemed............. (8,657,492)  (70,030,581) (4,091,329)    (31,742,954)
                             ----------  ------------  ----------    ------------
   Net increase (decrease).. (4,801,992) $(38,797,042)  1,300,055    $ 10,829,678
                             ==========  ============  ==========    ============

                                      For the                   For the
                                    year ended                year ended
                                 December 31, 2017         December 31, 2016
                             ------------------------  ------------------------
                               Shares       Amount       Shares         Amount
Class C                      ----------  ------------  ----------    ------------
Shares sold.................  1,459,830  $ 11,815,111   1,250,845    $  9,840,545
Reinvested distributions....    487,601     3,943,236     545,310       4,246,724
Shares redeemed............. (4,475,181)  (36,188,359) (5,119,483)    (39,717,705)
                             ----------  ------------  ----------    ------------
   Net increase (decrease).. (2,527,750) $(20,430,012) (3,323,328)   $(25,630,436)
                             ==========  ============  ==========    ============

                                      For the
                              period April 20, 2017@
                                      through
                                 December 31, 2017
                             ------------------------
                               Shares       Amount
Class W                      ----------  ------------
Shares sold.................  3,180,792  $ 25,734,259
Reinvested distributions....     24,217       196,167
Shares redeemed.............   (763,311)   (6,184,018)
                             ----------  ------------
   Net increase (decrease)..  2,441,698  $ 19,746,408
                             ==========  ============

   -----
   @  Inception date of class

Note 4. Purchases and Sales of Securities

   During the year ended December 31, 2017, the Fund's cost of purchases and proceeds from sale of long-term investments, including loan principal paydowns, were $188,916,735 and $224,477,679, respectively.

Note 5. Investment Advisory Agreement and Other Transactions with Affiliates

   The Fund has entered into an Investment Advisory and Management Agreement (the "Advisory Agreement") with SunAmerica. Pursuant to the Advisory Agreement, SunAmerica provides continuous supervision of the Fund and administers its corporate affairs, subject to the general review and oversight of the Board. In connection therewith, SunAmerica furnishes the Fund with office facilities, maintains certain of the Fund's books and records and pays the salaries and expenses of all personnel, including officers of the Fund who are employees of SunAmerica and its affiliates. SunAmerica also selects, contracts with and compensates the subadviser to manage the Fund's assets. The Fund will pay SunAmerica a monthly management fee at the following annual rates, based on the average daily net assets of the Fund: 0.85% on the first $1 billion; 0.80% on the next $1 billion; and 0.75% in excess of $2 billion.

   Wellington Management Company LLP ("Wellington") acts as subadviser to the Fund pursuant to a Subadvisory Agreement with SunAmerica. Under the Subadvisory Agreement, Wellington manages the investment and

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2017 -- (continued)

   reinvestment of the Fund's assets. For compensation for its services as subadviser, Wellington is entitled to receive from SunAmerica a monthly fee payable at the following annual rates: 0.30% of average daily net assets on the first $500 million and 0.25% thereafter. The fee paid to the subadviser is paid by SunAmerica and not the Fund.

   Pursuant to the Administrative Services Agreement (the "Administrative Agreement"), SunAmerica acts as the Fund's administrator and is responsible for providing and supervising the performance by others, of administrative services in connection with the operations of the Fund, subject to supervision by the Fund's Board. For its services, SunAmerica receives an annual fee equal to 0.20% of average daily net assets of the Fund. For the year ended December 31, 2017, SunAmerica earned fees as reflected in the Statement of Operations based upon the aforementioned rate.

   The Fund has entered into a Distribution Agreement with AIG Capital Services, Inc. ("ACS" or the "Distributor"), an affiliate of the Adviser. The Fund has adopted a Distribution Plan on behalf of each class of shares (other than Class W shares) (each a "Plan" and collectively, the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan" and "Class C Plan". In adopting the Plans, the Board determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Under the Class A Plan and Class C Plan, the Distributor receives payments from the Fund at an annual rate of 0.10% and 0.50%, respectively, of the average daily net assets of the Fund's Class A and Class C shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year, the amount paid to the Distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. The Plans provide that the Class A and Class C shares of the Fund will pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to compensate the Distributor and certain securities firms for account maintenance activities. For the year ended December 31, 2017, ACS received fees (see Statement of Operations) based upon the aforementioned rates. The Fund has entered into an Administrative and Shareholder Services Agreement with ACS, pursuant to which ACS is paid an annual fee of 0.15% of average daily net assets of Class W shares as compensation for providing additional shareholder services to Class W shareholders. For the year ended December 31, 2017, ACS earned fees as reflected in the Statements of Operations based on the aforementioned rate.

   For the year ended December 31, 2017, ACS received sales charges on Class A shares of $109,033, of which $48,333 was reallowed to affiliated broker-dealers and $39,243 to non-affiliated broker-dealers. In addition, ACS receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of Class A and Class C shares. For the year ended December 31, 2017, ACS received contingent deferred sales charges of $8,268

   The Fund has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS") an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Fund's transfer agent in connection with the services that it offers to the shareholders of the Fund. The Service Agreement, which permits the Fund to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Board. For the year ended December 31, 2017, the Fund incurred the following expenses, which are included in the transfer agent fees and expenses payable in the Statement of Assets and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement.

                                                         Payable at
                                             Expense  December 31, 2017
         -                                   -------- -----------------
         Class A............................ $261,253      $17,151
         Class C............................  323,606       25,463
         Class W............................   13,827        3,953

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2017 -- (continued)


   SunAmerica has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's annual operating expenses at 1.45% for Class A, 1.75% for Class C and 1.25% for Class W of average daily net assets. For purposes of waived fees and/or reimbursed expense calculations, annual Fund operating expenses shall not include extraordinary expenses, (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees and other expenses not incurred in the ordinary course of the Fund's business. The expense reimbursements and fee waivers will continue indefinitely, unless terminated by the Board, including a majority of the Disinterested Directors. For the year ended December 31, 2017, SunAmerica waived fees and/or reimbursed expenses as follows: Class A $447,622, Class C $707,019 and Class W $31,506.

Note 6. Federal Income Taxes

   The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from dividends payable and wash sales.

        Distributable Earnings               Tax Distributions                       Tax Distributions
----------------------------------------    -------------------------------------  -------------------------------------
 For the year ended December 31, 2017       For the year ended December 31, 2017   For the year ended December 31, 2016
----------------------------------------    -------------------------------------  -------------------------------------
          Long-term Gains/   Unrealized                         Long-term                               Long-term
Ordinary    Capital and     Appreciation/    Ordinary           Capital             Ordinary            Capital
Income     Other Losses     (Depreciation)   Income              Gains               Income              Gains
--------  ----------------  --------------      -----------     ---------              ------------     ---------
$6,252     $(22,880,388)    $(5,072,933)    $9,629,365            $--              $10,100,667            $--

   Capital Loss Carryforwards: At December 31, 2017 for Federal income tax purposes, the Fund has $22,880,388 of unlimited long-term capital losses. For the year ended December 31, 2017, the fund utilized short-term capital losses of $307,778 and expired capital loss carryforwards of $27,303,177.+
   -----
+ On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, a fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

   Under the current law, capital losses realized after October 31 and specified ordinary losses may be deferred and treated as occurring on the first day of the following year. For the year ended December 31, 2017, the fund deferred $38,019 of late year ordinary losses, $214,499 of post-October short-term capital gains and $565,264 of post-October long-term capital losses.

   For the year ended December 31, 2017, reclassifications were made to increase accumulated net realized gain (loss) by $27,254,496 and undistributed net investment income by $48,681, with an offsetting reduction to paid in capital of $27,303,177. The reclassifications arising from book/tax differences were due primarily to the reclassification of foreign currency gains and losses and expiration of capital loss carryforwards.

   Unrealized appreciation and depreciation in the value of investments at December 31, 2017 for federal income tax purposes were as follows:

               Cost (tax basis)................... $257,364,732
                                                   ============
               Gross unrealized appreciation......    1,898,505
               Gross unrealized depreciation......   (6,938,068)
                                                   ------------
               Net unrealized depreciation........ $ (5,039,563)
                                                   ============

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2017 -- (continued)


   On December 22, 2017, the Tax Cuts and Jobs Act (the "Act") was signed into law. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Management is currently evaluating the impact, if any, on the financial statements and the accompanying notes to financial statements.

Note 7. Line of Credit

   The Fund, along with certain other funds managed by the Adviser has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company ("State Street"), the Fund's custodian. Interest is currently payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit and an upfront fee of $25,000 on the uncommitted line of credit. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000.

   For the year ended December 31, 2017, the Fund did not utilize the line of credit.

Note 8. Interfund Lending

   Pursuant to the exemptive relief granted by the SEC, the Fund is permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended December 31, 2017, the Fund did not participate in this program.

Note 9. Investment Concentration

   The Fund invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a variable rate senior loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a senior loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation but not with the borrower directly. As such, the Fund is subject to the credit risk of the borrower, selling participant, lender or other persons positioned between the Fund and the borrower.

Note 10. Unfunded Loan Commitments

   At December 31, 2017, the Fund had the following unfunded loan commitments which could be extended at the option of the Borrower:

Borrower                                Type     Maturity Date Principal Amount  Value
--------                            ------------ ------------- ---------------- -------
DuBois Chemicals, Inc.............. Delayed Draw  03/15/2024       $66,667      $66,833

        SunAmerica Senior Floating Rate Fund, Inc.
        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of SunAmerica Senior Floating Rate Fund, Inc. and Shareholders of the AIG Senior Floating Rate Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of AIG Senior Floating Rate Fund (formerly SunAmerica Senior Floating Rate Fund) (the "Fund") as of December 31, 2017, the related statement of operations for the year ended December 31, 2017, the statement of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2017 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2017 and the financial highlights for each of the five years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian, brokers and selling or agent banks; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Houston, Texas
February 27, 2018

We have served as the auditor of one or more investment companies in the AIG Funds family of funds since 1984.

        SunAmerica Senior Floating Rate Fund, Inc.
        DIRECTORS AND OFFICERS INFORMATION -- December 31, 2017 -- (unaudited)

The following table contains basic information regarding the Trustees and Officers that oversee operations of the Funds and other investment companies within the Fund complex. Unless otherwise noted, the address of each Director and executive officer is Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311.

                                                                                       Number of
                         Position       Term of                                      Portfolios in
        Name,            Held With    Office and                                     Fund Complex
     Address and        SunAmerica     Length of         Principal Occupations        Overseen by
         Age*             Complex    Time Served(4)       During Past 5 Years         Trustee(1)
----------------------- ------------ --------------  ------------------------------- -------------
Disinterested Trustees

Dr. Judith L. Craven    Trustee         2000-        Retired.                             77
Age: 72                                 present


William F. Devin        Trustee         1998-        Retired.                             77
Age: 79                                 present

Richard W. Grant        Trustee         2011-        Retired.                             28
Age: 72                 Chairman        present
                        of the
                        Board

Stephen J. Gutman       Trustee         2001-        Senior Vice President and            28
Age: 74                                 present      Associate Broker, Corcoran
                                                     Group (real estate) (2002 to
                                                     present); President, SJG
                                                     Marketing, Inc. (2009 to
                                                     present).
Interested Trustee

Peter A. Harbeck(3)     Trustee         2001-        President (1995 to present),         152
Age: 63                                 present      CEO and Director,
                                                     SunAmerica. (1992 to
                                                     present); Director, AIG
                                                     Capital Services, Inc. ("ACS")
                                                     (1993 to present); Chairman,
                                                     President and CEO, Advisor
                                                     Group, Inc. (2004 to 2016).
Officers

John T. Genoy           President       2007-        Chief Financial Officer,             N/A
Age: 49                                 present      SunAmerica (2002 to
                                                     present); Senior Vice
                                                     President, SunAmerica (2003
                                                     to present); Chief Operating
                                                     Officer, SunAmerica (2006
                                                     to present).

Gregory N. Bressler     Secretary       2005-        Senior Vice President and            N/A
Age: 51                                 present      General Counsel,
                                                     SunAmerica (2005 to
                                                     present).

Kathleen D. Fuentes     Chief Legal     2013-        Vice President and Deputy            N/A
Age: 48                 Officer and     present      General Counsel,
                        Assistant                    SunAmerica (2006 to
                        Secretary                    present).

James Nichols           Vice            2006-        Director, President and CEO,         N/A
Age: 51                 President       present      ACS (2006 to present);
                                                     Senior Vice President,
                                                     SunAmerica (2002 to
                                                     present).

Kara Murphy             Vice            2014-        Director of Research,                N/A
Age: 45                 President       present      SunAmerica (2007-2013);
                                                     Chief Investment Officer,
                                                     SunAmerica (2013 to
                                                     present).


        Name,
     Address and              Other Directorships
         Age*                  Held by Trustee(2)
----------------------- ---------------------------------
Disinterested Trustees

Dr. Judith L. Craven    Director, Sysco Corp. (1996
Age: 72                 to 2017); Director, Luby's, Inc.
                        (1998 to present).

William F. Devin        None
Age: 79

Richard W. Grant        None
Age: 72



Stephen J. Gutman       None
Age: 74




Interested Trustee

Peter A. Harbeck(3)     None
Age: 63






Officers

John T. Genoy           N/A
Age: 49






Gregory N. Bressler     N/A
Age: 51



Kathleen D. Fuentes     N/A
Age: 48



James Nichols           N/A
Age: 51




Kara Murphy             N/A
Age: 45




        SunAmerica Senior Floating Rate Fund, Inc.
        DIRECTORS AND OFFICERS INFORMATION -- December 31, 2017 -- (unaudited) (continued)

                                                                                   Number of
                      Position       Term of                                     Portfolios in
       Name,          Held With    Office and                                    Fund Complex
    Address and       SunAmerica    Length of         Principal Occupations       Overseen by  Other Directorships
        Age*           Complex    Time Served(4)      During Past 5 Years         Trustee(1)   Held by Trustee(2)
--------------------- ----------- --------------  ------------------------------ ------------- -------------------
Officers

Gregory R. Kingston   Treasurer      2014-        Vice President, SunAmerica          N/A      N/A
Age: 51                              present      (2001 to present); Head of
Address:                                          Mutual Fund Administration,
2919 Allen Parkway                                SunAmerica (2014 to
Houston, Texas 77019                              present).

Shawn Parry           Vice           2014-        Vice President (2014 to             N/A      N/A
Age: 45               President      present      present) and Assistant Vice
Address:              and                         President, SunAmerica
2919 Allen Parkway    Assistant                   (2005 to 2014).
Houston, Texas 77019  Treasurer

Donna McManus         Vice           2014-        Vice President, SunAmerica,         N/A      N/A
Age: 56               President      present      (2014 to present); Managing
                      and                         Director, BNY Mellon (2009-
                      Assistant                   2014).
                      Treasurer

Christopher C. Joe    Chief          2017 to      Chief Compliance Officer,           N/A      N/A
Age: 47               Compliance     Present      AIG Funds, Anchor Series
Address:              Officer                     Trust, Seasons Series Trust,
2919 Allen Parkway                                SunAmerica Series Trust,
Houston, Texas 77019                              VALIC Company I and VALIC
                                                  Company II (2017-Present);
                                                  Chief Compliance Officer,
                                                  VALIC Retirement Services
                                                  Company (2017-Present);
                                                  Chief Compliance Officer,
                                                  The Variable Annuity Life
                                                  Insurance Company (2017 to
                                                  Present); Chief Compliance
                                                  Officer, Invesco PowerShares
                                                  (2012-2017); Chief
                                                  Compliance Officer, Invesco
                                                  Investment Advisers, LLC
                                                  (2010-2013); U.S.
                                                  Compliance Director, Invesco
                                                  Ltd. (2006-2014); Deputy
                                                  Chief Compliance Officer,
                                                  Invesco Advisers, LLC (2014-
                                                  2015).

Matthew J. Hackethal  Anti-Money     2006-        Acting Chief Compliance             N/A      N/A
Age: 46               Laundering     present      Officer, AIG Funds, Anchor
                      Compliance                  Series Trust, Seasons Series
                      Officer                     Trust, SunAmerica Series
                                                  Trust, VALIC Company I and
                                                  VALIC Company II (2016 to
                                                  2017); Chief Compliance
                                                  Officer, SunAmerica (2006 to
                                                  Present); AML Compliance
                                                  Officer, AIG Funds, Anchor
                                                  Series Trust, Seasons Series
                                                  Trust, SunAmerica Series
                                                  Trust, VALIC Company I and
                                                  VALIC Company II (2006 to
                                                  Present); and Vice President,
                                                  SunAmerica (2011 to
                                                  Present).

        SunAmerica Senior Floating Rate Fund, Inc.
        DIRECTORS AND OFFICERS INFORMATION -- December 31, 2017 -- (unaudited) (continued)

--------
*  The business address for each Trustee is the Harborside 5, 185 Hudson
   Street, Suite 3300, Jersey City, NJ 07311.
(1) The "Fund Complex" means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment services or have a common investment adviser or an investment adviser that is an affiliated person of the Adviser. The "Fund Complex" includes the Fund (1 fund), SunAmerica Money Market Funds Inc. (1 fund), SunAmerica Equity Funds (2 funds), SunAmerica Income Funds (3 funds), SunAmerica Series, Inc. (6 funds), Anchor Series Trust (8 portfolios), SunAmerica Specialty Series (7 funds), SunAmerica Series Trust
    (55 portfolios), VALIC Company I (34 portfolios), VALIC Company II (15 funds), Seasons Series Trust (20 portfolios).
(2) Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.
(3) Interested Trustee, as defined within the 1940 Act, because he is an officer and a director of the Adviser and a director of the principal underwriter of the Fund.
(4) Trustees serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term, until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Trustees is contained in the Statement of Additional Information which is available, without charge, by calling (800) 858-8850.

        SunAmerica Senior Floating Rate Fund, Inc.
        SHAREHOLDER TAX INFORMATION -- (unaudited)

Certain tax information regarding the Fund is required to be provided to shareholders based upon the Fund's income and distributions for the taxable year ended December 31, 2017. The information necessary to complete your income tax returns is included with your Form 1099-DIV, which will be mailed to shareholders in early 2018.

During the year ended December 31, 2017, the Fund paid the following dividends along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations:

                                               Net       Qualifying % for
                                            Long-Term   the 70% Dividends
                                          Capital Gains Received Deduction
      -                                   ------------- ------------------
      Class A............................     $ --              --%
      Class C............................       --              --

For the year ended December 31, 2017, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, none may be considered qualified dividend income.

        SunAmerica Senior Floating Rate Fund, Inc.
        COMPARISON: FUND vs. INDEX -- (unaudited)

As required by the Securities and Exchange Commission, the graph on the following pages compares the performance of a $10,000 investment in the Fund to a similar investment in the index. Please note that the term "inception," as used herein, reflects the date on which a specific class of shares commenced operations. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only. The graph presents the performance of Class C shares of the Fund. The performance of the other class will vary based upon the difference in sales charges and fees assessed to shareholders of that class. Past performance does not predict future results.

        SunAmerica Senior Floating Rate Fund, Inc.
        COMPARISON: FUND vs. INDEX -- (unaudited) (continued)

The AIG Senior Floating Rate Fund (Class C) returned 3.96%, only modestly underperforming its benchmark, the S&P/LSTA Leveraged Loan Index (the "LLI"),* which returned 4.12% for the annual period ended December 31, 2017. The Fund outperformed the Bloomberg Barclays U.S. Aggregate Bond Index,* a broad-based fixed income market index, which returned 3.54% for the same annual period.

In aggregate, security selection contributed most favorably to the Fund's results, driven primarily by strong selection within the energy, retailers, leisure and financial institutions industries. This was partially offset by weaker selection within the consumer products and consumer cyclical services industries, which detracted.

Industry allocation overall added value as well, albeit far more modestly. The Fund's overweight position in energy contributed positively to relative results, as oil prices rose and the energy industry outpaced the LLI during the annual period as a whole. Our focus in this industry was on companies that operate in low cost basins and those reducing their cost structures, improving their balance sheets and growing production. The Fund's underweight to retailers, which underperformed the LLI during the annual period, also boosted relative results. As traditional brick and mortar retailers continued to lose share to online retailers like Amazon.com during the annual period, we remained cautious on retail and thus took on an idiosyncratic approach to the industry within the Fund. Detracting from the Fund's relative performance was its underweight to media and entertainment, which outperformed the LLI during the annual period. We remained cautious on this industry, focusing on television and theater-related issues, as we believe several other sub-industries, including radio, printing and newspapers, appear to be in decline. Having an underweight to automotive, one of the strongest performing industries in the LLI during the annual period, also hurt. We remained cautious on this industry based on concerns about the auto cycle and the potential for capital expenditures to increase materially due to autonomous driving vehicles.

Quality allocation as a whole contributed positively. Compared to the LLI, we maintained overweight positions in loans rated single-B and lower, as we believed they offered the best risk/reward profiles.

Among individual loans, we found what we considered to be the best opportunities among higher quality, U.S.-focused issuers in less cyclical industries. The individual loans that contributed most positively to the Fund's absolute returns were those of fitness club owner and operator Town Sports International Holdings, Inc., oil and gas properties owner and operator American Energy Marcellus LLC, application software provider to the oil and gas exploration and production industry Pinnacle Holdco SARL and shallow water jack-up drilling services provider Shelf Drilling Holdings, Ltd. Significant detractors from the Fund's absolute returns included loans issued by wind producing power plant owner and operator TE Holdcorp LLC, beauty and personal care products manufacturer and seller Revlon Consumer Products Corp., coal miner Foresight Energy LLC and weight control program provider Weight Watchers International, Inc.

--------
Past performance is no guarantee of future results.

* The S&P/LSTA Leveraged Loan Index (LLI) reflects the market-weighted performance of U.S. dollar-denominated institutional leveraged loans. The LLI is the only domestic leveraged loan index that utilizes real-time market weightings, spreads and interest payments. The Bloomberg Barclays U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers components for government and corporate securities, mortgage pass-through securities and asset-backed securities. Indices are not managed and an investor cannot invest directly into an index.

Securities listed may or may not be a part of current portfolio construction.

The Fund is not a money market fund and its net asset value may fluctuate. Investments in loans involve certain risks including nonpayment of principal and interest; collateral impairment; non-diversification and borrower industry concentration; and lack of an active trading market, in certain cases, which may impair the Fund's ability to obtain full value for loans sold. The Fund may invest all or substantially all of its assets in loans or other securities (e.g., unsecured loans or high yield securities) that are rated below investment grade, or in comparable unrated securities. Credit risks include the possibility of a default on the loan or bankruptcy of the borrower. The value of these loans is subject to a greater degree of volatility in response to interest rate fluctuations.

        SunAmerica Senior Floating Rate Fund, Inc.
        COMPARISON: FUND vs. INDEX -- (unaudited) (continued)

                                     [CHART]

               Senior Floating     S&P/LSTA Leveraged    Bloomberg Barclays U.S.
                 Rate Class C          Loan Index++       Aggregate Bond Index**
               ---------------    -------------------    ----------------------
12/31/2006       $10,000.00           $10,000.00               $10,000.00
 1/31/2007        10,084.00            10,087.31                 9,995.87
 2/28/2007        10,153.00            10,156.66                10,150.02
 3/31/2007        10,184.00            10,197.25                10,150.35
 4/30/2007        10,246.00            10,257.83                10,205.09
 5/31/2007        10,297.00            10,320.28                10,127.70
 6/30/2007        10,315.00            10,343.28                10,097.76
 7/31/2007         9,984.00             9,997.02                10,182.00
 8/31/2007         9,995.00            10,020.27                10,306.80
 9/30/2007        10,148.00            10,216.06                10,384.97
10/31/2007        10,214.00            10,313.59                10,478.27
11/30/2007        10,043.00            10,170.44                10,666.69
12/31/2007        10,043.00            10,202.22                10,696.66
 1/31/2008         9,679.00             9,872.69                10,876.39
 2/29/2008         9,424.00             9,625.06                10,891.44
 3/31/2008         9,372.00             9,616.40                10,928.59
 4/30/2008         9,685.00             9,972.65                10,905.77
 5/31/2008         9,807.00            10,066.41                10,825.79
 6/30/2008         9,844.00            10,091.56                10,817.11
 7/31/2008         9,697.00            10,014.41                10,808.27
 8/31/2008         9,676.00            10,001.33                10,910.81
 9/30/2008         9,047.00             9,386.24                10,764.27
10/31/2008         7,569.00             8,145.65                10,510.19
11/30/2008         6,684.00             7,452.86                10,852.29
12/31/2008         6,184.00             7,233.34                11,257.21
 1/31/2009         6,548.00             7,768.77                11,157.85
 2/28/2009         6,495.00             7,829.32                11,115.72
 3/31/2009         6,480.00             7,942.25                11,270.25
 4/30/2009         7,275.00             8,632.88                11,324.19
 5/31/2009         7,872.00             9,159.57                11,406.30
 6/30/2009         8,384.00             9,561.09                11,471.14
 7/31/2009         8,813.00            10,013.98                11,656.20
 8/31/2009         9,070.00            10,240.75                11,776.89
 9/30/2009         9,423.00            10,568.28                11,900.63
10/31/2009         9,596.00            10,626.79                11,959.40
11/30/2009         9,646.00            10,654.13                12,114.21
12/31/2009         9,909.00            10,967.33                11,924.81
 1/31/2010        10,185.00            11,191.19                12,107.00
 2/28/2010        10,191.00            11,223.33                12,152.19
 3/31/2010        10,427.00            11,476.05                12,137.29
 4/30/2010        10,584.00            11,644.75                12,263.64
 5/31/2010        10,359.00            11,382.48                12,366.79
 6/30/2010        10,287.00            11,329.32                12,560.73
 7/31/2010        10,424.00            11,503.52                12,694.80
 8/31/2010        10,472.00            11,542.50                12,858.12
 9/30/2010        10,601.00            11,704.61                12,871.84
10/31/2010        10,745.00            11,887.90                12,917.64
11/30/2010        10,783.00            11,929.99                12,843.39
12/31/2010        10,901.00            12,078.11                12,704.90
 1/31/2011        11,067.00            12,316.12                12,719.65
 2/28/2011        11,151.00            12,373.14                12,751.47
 3/31/2011        11,148.00            12,371.41                12,758.52
 4/30/2011        11,197.00            12,450.26                12,920.50
 5/31/2011        11,194.00            12,439.03                13,089.14
 6/30/2011        11,150.00            12,393.01                13,050.80
 7/31/2011        11,159.00            12,411.17                13,257.91
 8/31/2011        10,615.00            11,864.49                13,451.62
 9/30/2011        10,653.00            11,915.33                13,549.44
10/31/2011        10,912.00            12,259.82                13,564.02
11/30/2011        10,867.00            12,199.58                13,552.23
12/31/2011        10,908.00            12,261.77                13,701.18
 1/31/2012        11,098.00            12,529.45                13,821.43
 2/29/2012        11,174.00            12,626.08                13,818.27
 3/31/2012        11,256.00            12,723.05                13,742.56
 4/30/2012        11,323.00            12,817.00                13,894.96
 5/31/2012        11,254.00            12,730.42                14,020.66
 6/30/2012        11,320.00            12,818.31                14,026.16
 7/31/2012        11,428.00            12,966.68                14,219.64
 8/31/2012        11,540.00            13,112.42                14,228.96
 9/30/2012        11,664.00            13,257.78                14,248.48
10/31/2012        11,678.00            13,299.70                14,276.50
11/30/2012        11,717.00            13,341.00                14,299.03
12/31/2012        11,803.00            13,445.90                14,278.67
 1/31/2013        11,942.00            13,588.96                14,178.81
 2/28/2013        11,950.00            13,617.44                14,249.91
 3/31/2013        12,031.00            13,729.67                14,261.28
 4/30/2013        12,139.00            13,811.59                14,405.62
 5/31/2013        12,134.00            13,837.71                14,148.48
 6/30/2013        12,055.00            13,755.98                13,929.66
 7/31/2013        12,166.00            13,891.78                13,948.70
 8/31/2013        12,160.00            13,886.56                13,877.36
 9/30/2013        12,168.00            13,920.45                14,008.74
10/31/2013        12,265.00            14,021.83                14,121.99
11/30/2013        12,316.00            14,091.18                14,069.17
12/31/2013        12,365.00            14,156.94                13,989.67
 1/31/2014        12,443.00            14,249.59                14,196.38
 2/28/2014        12,461.00            14,274.71                14,271.83
 3/31/2014        12,498.00            14,326.22                14,247.53
 4/30/2014        12,487.00            14,342.41                14,367.79
 5/31/2014        12,522.00            14,441.56                14,531.33
 6/30/2014        12,585.00            14,524.60                14,538.84
 7/31/2014        12,561.00            14,520.45                14,502.36
 8/31/2014        12,583.00            14,542.91                14,662.47
 9/30/2014        12,496.00            14,456.13                14,562.95
10/31/2014        12,518.00            14,493.57                14,706.08
11/30/2014        12,557.00            14,565.56                14,810.40
12/31/2014        12,367.00            14,382.78                14,824.25
 1/31/2015        12,376.00            14,430.51                15,135.10
 2/28/2015        12,568.00            14,634.10                14,992.80
 3/31/2015        12,609.00            14,688.46                15,062.43
 4/30/2015        12,725.00            14,823.58                15,008.38
 5/31/2015        12,753.00            14,851.41                14,972.24
 6/30/2015        12,684.00            14,789.29                14,808.98
 7/31/2015        12,661.00            14,788.37                14,911.92
 8/31/2015        12,546.00            14,684.93                14,890.51
 9/30/2015        12,441.00            14,589.56                14,991.23
10/31/2015        12,436.00            14,562.93                14,993.72
11/30/2015        12,285.00            14,435.36                14,954.10
12/31/2015        12,138.00            14,283.79                14,905.77
 1/31/2016        12,034.00            14,190.52                15,110.89
 2/29/2016        11,977.00            14,115.75                15,218.08
 3/31/2016        12,323.00            14,504.75                15,357.71
 4/30/2016        12,573.00            14,792.69                15,416.65
 5/31/2016        12,694.00            14,924.57                15,420.60
 6/30/2016        12,700.00            14,927.72                15,697.68
 7/31/2016        12,869.00            15,141.26                15,796.92
 8/31/2016        12,957.00            15,254.97                15,778.85
 9/30/2016        13,060.00            15,386.75                15,769.61
10/31/2016        13,149.00            15,513.76                15,648.99
11/30/2016        13,168.00            15,554.82                15,278.83
12/31/2016        13,323.00            15,735.68                15,300.37


                       Class A            Class C            Class W
    Senior        --------------------------------------------------------
    Floating      Average            Average            Average
     Rate         Annual  Cumulative Annual  Cumulative Annual  Cumulative
     Fund#        Return   Return+   Return   Return+   Return   Return+
-                 --------------------------------------------------------
1 Year Return      0.29%     4.14%    2.96%     3.96%     N/A       N/A
--------------------------------------------------------------------------
5 Year Return      2.75%    18.98%    3.25%    17.35%     N/A       N/A
--------------------------------------------------------------------------
10 Year Return     3.17%    42.07%    3.27%    37.91%     N/A       N/A
--------------------------------------------------------------------------
Since Inception*   3.04%    45.61%    3.77%   104.49%     N/A     2.69%
--------------------------------------------------------------------------

                     # For the purposes of the table, it has been assumed that the maximum sales charge of 3.75% with respect to Class A shares was deducted from the initial investment in the Fund and that the CDSCs with respect to the Class C shares have been deducted, as applicable.
                     + Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
                     *  Inception date: Class A: 10/04/2006; Class C:
                        08/31/1998; Class W: 04/20/2017
                     ++ The S&P/LSTA Leveraged Loan Index (LLI) reflects the
                        market-weighted performance of U.S. dollar-denominated institutional leveraged loan portfolios. The LLI is the only domestic leveraged loan index that utilizes real-time market weightings, spreads and interest payments.
                     ** The Bloomberg Barclays U.S. Aggregate Bond Index
                        represents securities that are U.S. domestic, taxable and dollar denominated. The index covers components for government and corporate securities, mortgage pass-through securities and asset-backed securities.

                     Indices are not managed and an investor cannot invest directly into an index.

                     The Fund operated as a closed-end investment company with monthly repurchase offers until October 4, 2006, whereupon it converted to an open-end investment company. Information in the graph and table reflects performance of the Fund as a closed-end investment company through October 3, 2006, and the Fund may have performed differently if it were an open-end investment company prior to that date.

                     For the 12 month period ended December 31, 2017, the AIG Senior Floating Rate Class C returned 2.96% compared to 4.12% for the S&P/LSTA Leveraged Loan Index and 3.54% for the Bloomberg Barclays U.S. Aggregate Bond Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 3.75%; Contingent Deferred Sales Charge (CDSC): Class C: 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.safunds.com

[LOGO]
AIG Funds
HARBORSIDE 5
185 HUDSON STREET, SUITE 3300
JERSEY CITY, NJ 07311

DIRECTORS                  CUSTODIAN                  DISCLOSURE OF QUARTERLY
 Dr. Judith L. Craven       State Street Bank and     PORTFOLIO HOLDINGS
 William F. Devin             Trust Company           The Fund is required to
 Richard W. Grant           One Lincoln St.           file its com-plete
 Stephen J. Gutman          Boston, MA 02111          schedule of portfolio
 Peter A. Harbeck          VOTING PROXIES ON FUND     holdings with the U.S.
OFFICERS                   PORTFOLIO SECURITIES       Securities and Exchange
 John T. Genoy, President  A description of the       Commission for its first
   and Chief Executive     policies and proce-dures   and third fiscal quarters
   Officer                 that the Fund uses to      on Form N-Q. The Fund's
 James Nichols, Vice       determine how to vote      Forms N-Q are available
   President               proxies related to         on the U.S. Securities
 Kara Murphy, Vice         securities held in the     and Exchange Commission's
   President               Fund's portfolio, which    website at
 Christopher C. Joe,       is available in the        http://www.sec.gov. You
   Chief Compliance        Fund's Statement of        can also review and
   Officer                 Additional Information     obtain copies of the
 Gregory N. Bressler,      may be ob-tained without   Forms N-Q at the U.S.
   Secretary               charge upon request, by    Securities and Exchange
 Gregory R. Kingston,      calling (800) 858-8850.    Commission's Public
   Treasurer               This in-formation is also  Refer-ence Room in
 Kathleen Fuentes, Chief   available from the EDGAR   Washington, DC
   Legal Officer and       database on the U.S.       (information on the
   Assistant Secretary     Secu-rities and Exchange   operation of the Public
 Matthew J. Hackethal,     Commission's website at    Reference Room may be
   Anti-Money Laundering   http://www.sec.gov.        ob-tained by calling
   Compliance Officer      DELIVERY OF SHAREHOLDER    1-800-SEC-0330).
 Donna McManus, Vice       DOCUMENTS                  PROXY VOTING RECORD ON
   President and           The Fund has adopted a     FUND PORTFOLIO SECURITIES
   Assistant Treasurer     policy that allows it to   Information regarding how
 Shawn Parry, Vice         send only one copy of the  the Fund voted proxies
   President and           Fund's prospectus, proxy   relating to securities
   Assistant Treasurer     material, annual report    held in the Fund's
INVESTMENT ADVISER         and semi-annual report     portfolio during the most
 SunAmerica Asset          (the "shareholder          recent twelve month
   Management, LLC         documents") to             period ended June 30 is
 Harborside 5              shareholders with          available, once filed
 185 Hudson Street, Suite  multiple accounts          with the U.S. Securities
   3300                    residing at the same       and Exchange Commis-sion,
 Jersey City, NJ 07311     "household." This          without charge, upon
DISTRIBUTOR                practice is called         request, by calling
 AIG Capital Services,     householding and reduces   (800) 858-8850 or on the
   Inc.                    Fund expenses, which       U.S. Securities and
 Harborside 5              benefits you and other     Exchange Commission's
 185 Hudson Street, Suite  shareholders. Unless the   website at
   3300                    Fund receives              http://www.sec.gov.
 Jersey City, NJ 07311     instructions to the        This report is submitted
SHAREHOLDER SERVICING      con-trary, you will only   solely for the general
AGENT                      receive one copy of the    information of
 AIG Fund Services, Inc.   shareholder documents.     shareholders of the Fund.
 Harborside 5              The Fund will continue to  Distribution of this
 185 Hudson Street, Suite  household the              report to persons other
   3300                    share-holder documents     than shareholders of the
 Jersey City, NJ 07311     indefinitely, until we     Fund is authorized only
TRANSFER AGENT             are instructed otherwise.  in connection with a
 State Street Bank and     If you do not wish to      currently effective
   Trust Company           participate in             prospectus, setting forth
 P.O. Box 219373           householding, please       details of the Fund,
 Kansas City, MO 64141     contact Shareholder        which must precede or
                           Services at (800)          accompany this report.
                           858-8850 ext. 6010 or
                           send a written request
                           with your name, the name
                           of your fund(s) and your
                           account number(s) to AIG
                           Funds c/o BFDS, P.O. Box
                           219186, Kansas City MO,
                           64121-9186. We will
                           resume in-dividual
                           mailings for your account
                           within thirty (30) days
                           of receipt of your
                           request.

                                    [GRAPHIC]


Go Paperless!!

Did you know that you have the option to receive your shareholder reports online?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

It's Quick -- Fund documents will be received faster than via traditional mail.

It's Convenient -- Elimination of bulky documents from personal files.

It's Cost Effective -- Reduction of your Fund's printing and mailing costs.

To sign up for electronic delivery, follow these simple steps:

                   1   Go to www.aig.com/funds
                   2   Click on the link to "Go Paperless!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.aig.com/funds at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

For information on receiving this report online, see inside back cover.

AIG Funds are advised by SunAmerica Asset Management, LLC (SAAMCo) and distributed by AIG Capital Services, Inc. (ACS), Member FINRA. Harborside
5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311, 800-858-8850. SAAMCo and ACS are members of American International Group, Inc. (AIG).

This fund report must be preceded by or accompanied by a prospectus.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the AIG Funds Sales Desk at 800-858-8850, ext. 6003, or at aig.com/funds. Read the prospectus carefully before investing.


[LOGO]
                                                                  aig.com/funds

SFANN - 12/17

Item 2. Code of Ethics

     The SunAmerica Senior Floating Rate Fund, Inc. (the "registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (the "Code"). During the fiscal year ended December 31, 2017, there were no reportable waivers or implicit waivers to a provision of the Code of Ethics that applies to the registrant's Principal Executive and Principal Accounting Officers (the "Covered Officers"). During the fiscal year ended December 31, 2017, however, there were reportable amendments to the Code that apply to the Covered Officers, and that relate to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. In particular, the Code has been amended to provide an enhanced description of the Covered Officers' responsibilities, which include a responsibility to observe the ethical principles contained in the Code.

Item 3. Audit Committee Financial Expert.

     As of January 16, 2018, the registrant's Board of Directors has determined that Eileen A. Kamerick, a Director of the registrant, qualifies as an audit committee financial expert, as defined in Item 3(b) of Form N-CSR. Ms. Kamerick is considered to be independent for purposes of Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

     (a)--(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:

                                2016       2017
                              --------   --------
     (a) Audit Fees           $104,777   $107,713
     (b) Audit-Related Fees   $      0   $      0
     (c) Tax Fees             $ 15,872   $ 16,216
     (d) All Other Fees       $      0   $      0

     Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

     Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant's principal accountant were as follows:

                               2016      2017
                              -------   -------
     (b) Audit-Related Fees   $     0   $     0
     (c) Tax Fees             $     0   $     0
     (d) All Other Fees       $     0   $     0

     (e) (1) The registrant's audit committee pre-approves all audit services provided by the registrant's principal accountant for the registrant and all non-audit services provided by the registrant's principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliates") that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter.

          (2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f)  Not applicable.

     (g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2016 and 2017 were $15,872 and $16,216, respectively.

     (h)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

     Not  applicable.

Item 6. Investments.

     Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     Not  applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

     Not  applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

     Not  applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

     There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this
     Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.


Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

         Not applicable.

Item 13. Exhibits.

     (a) (1) Code of Ethics applicable to its Principal Executive and Principle Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Senior Floating Rate Fund, Inc.


By: /s/ John T. Genoy
    ------------------------------------
    John T. Genoy
    President

Date: March 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John T. Genoy
    ------------------------------------
    John T. Genoy
    President

Date: March 9, 2018


By: /s/ Gregory R. Kingston
    ------------------------------------
    Gregory R. Kingston
    Treasurer

Date: March 9, 2018